UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2018

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors Funds

Tax Exempt Income Fund

Tax Exempt Opportunities Fund

Single State Tax Exempt Funds

■ California
■ Connecticut
■ Massachusetts
■ Michigan
■ Minnesota
■ New Jersey
■ New York
■ North Carolina
■ Ohio
■ Oregon
■ Pennsylvania
■ Virginia

Semi-Annual Report	June 30, 2018

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2018, and held for the entire six-month period ended June 30, 2018. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)

TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.97%
Actual		$1,000.00	$ 994.51	$4.80
Hypothetical**		$1,000.00	$ 1,019.98	$4.86
Class B Shares	1.74%
Actual		$1,000.00	$ 990.60	$8.59
Hypothetical**		$1,000.00	$ 1,016.16	$8.70
Advisor Class Shares	0.70%
Actual		$1,000.00	$ 996.88	$3.47
Hypothetical**		$1,000.00	$ 1,021.32	$3.51
Institutional Class Shares	0.64%
Actual		$1,000.00	$ 996.89	$3.17
Hypothetical**		$1,000.00	$ 1,021.62	$3.21

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

TAX EXEMPT INCOME FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—101.0%
		Alaska—.7%
$3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2020 (a)	$3,446,816
875	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046	875,000
			4,321,816
		Arizona—2.3%
875	M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052	873,661
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,015,000
		Glendale Indl. Dev. Auth. Revenue:
875	M	5.25% 11/15/2046	894,556
875	M	5% 7/1/2048	917,621
5,000	M	Salt River Agric. Impt. & Pwr. 5% 1/1/2038	5,797,750
			15,498,588
		Arkansas—.8%
5,000	M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2019 (a)	5,129,950
		California—7.7%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2020 (a)	5,348,700
		California State General Obligation:
5,000	M	5.25% 9/1/2030	5,737,400
5,000	M	5% 11/1/2030	5,697,350
10,000	M	5% 9/1/2035	11,674,200
5,000	M	5% 10/1/2039	5,768,400
700	M	California State Muni Fin. Rev. 5.5% 6/1/2053	715,267
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2018 (a)	5,000,000
770	M	Golden State Tobacco Securitization Settlement Rev. 5.75% 6/1/2047	770,185
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,014,500
3,330	M	Los Angeles Water & Power TOB Trust 10.917% 7/1/2047 (b)	4,929,499
			50,655,501

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2018

Principal Amount		Security	Value
		Colorado—1.3%
$525	M	Blue Lake Met. Dist. GO 5.25% 12/1/2048	$527,100
875	M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032	864,526
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,145,400
1,000	M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048	1,003,910
875	M	South Maryland Creek Ranch GO 5.625% 12/1/2047	879,314
			8,420,250
		District of Columbia—.8%
5,000	M	District of Columbia GO 6% 6/1/2021	5,586,850
		Florida—10.2%
875	M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044	927,596
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,223,900
		Capital Trust Agency Revenue:
875	M	10% 11/1/2020	877,861
350	M	7% 10/1/2049	346,878
775	M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044	855,352
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,181,350
875	M	Florida State Dev. Fin. Corp. Rev. 6.375% 6/1/2046	795,384
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,243,000
4,305	M	Lee County Airport Rev. 5% 10/1/2033	4,843,771
5,000	M	Manatee County School Board COP 5.625% 7/1/2021 (a)	5,545,800
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev. 5.375% 10/1/2028	5,218,200
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2019 (a)	5,179,750
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,113,300
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2019 (a)	5,130,850
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,046,000
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,212,400
		Port Saint Lucie Utility Revenue:
4,525	M	5% 9/1/2018 (a)	4,551,607
475	M	5% 9/1/2029	477,755
850	M	VOA Lee County FL Indl. Dev. 5.75% 12/01/2052	874,208
875	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053	875,831
			67,520,793

Principal Amount		Security	Value
		Georgia—4.4%
$5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	$5,384,600
		Atlanta Water & Wastewater Revenue:
3,420	M	5.25% 11/1/2019 (a)	3,585,118
9,040	M	5.5% 11/1/2019	9,506,012
1,580	M	5.25% 11/1/2034	1,650,515
5,000	M	5% 11/1/2035	5,659,200
3,335	M	Georgia State Environmental Loan Acquisition Corp. 5.125% 3/15/2031	3,408,704
			29,194,149
		Idaho—.1%
775	M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044	879,633
		Illinois—5.1%
875	M	Bridgeview GO 5.625% 12/1/2041	872,130
860	M	Chicago Board of Education GO 5% 12/1/2041	863,707
10,560	M	Chicago Board of Education Lease Certificates 6% 1/1/2020	10,827,696
5,000	M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,564,250
		Illinois Finance Auth. Revenue:
875	M	Admiral Lake Project 5.5% 5/15/2054	896,525
875	M	Blue Station Project 5% 12/1/2053	872,077
5,000	M	Children’s Memorial Hospital 5.25% 8/15/2033	5,022,750
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2019 (a)	7,327,320
385	M	Windy City Portfolio 5.5% 12/01/2052	385,127
930	M	Regional Transportation Auth. 7.75% 6/1/2019	980,025
			33,611,607
		Indiana—1.5%
770	M	Anderson Econ. Dev. Rev. 6% 10/1/2042	808,723
455	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029	455,000
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2018 (a)	8,367,902
			9,631,625

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2018

Principal Amount		Security	Value
		Louisiana—1.1%
$875	M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044	$908,635
875	M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037	904,671
6,475	M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,475,260
			7,288,566
		Maine—.2%
1,500	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	1,545,015
		Massachusetts—2.8%
1,800	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	1,857,420
5,000	M	Massachusetts State GO 5% 7/1/2037	5,667,150
5,000	M	Massachusetts State Health & Edl. Facs. Auth. Rev. 5% 7/1/2019 (a)	5,171,600
5,000	M	Massachusetts State Sch. Bldg. Auth. 5% 11/15/2046	5,719,000
			18,415,170
		Michigan—5.1%
4,970	M	Detroit Sewer Disp. Sys. Rev. 7.5% 7/1/2019 (a)	5,257,614
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	5,227,950
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,098,950
5,000	M	Michigan State Housing Dev. Auth. 4% 10/1/2043	5,030,550
875	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048	879,515
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,329,575
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,051,590
			33,875,744
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,074,400
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,231,850

Principal Amount		Security	Value
		New Jersey—6.0%
$5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	$5,526,750
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev. 5.625% 6/1/2030	5,153,050
5,000	M	New Jersey State Housing & Mortgage Fin. Agy. Rev. 4.5% 10/1/2048	5,360,650
		New Jersey State Turnpike Auth. Revenue:
8,140	M	5% 7/1/2022 (a)	9,099,543
5,050	M	5% 1/1/2034	5,838,456
5,000	M	5% 1/1/2036	5,754,000
1,860	M	5% 1/1/2043	2,025,373
700	M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046	753,816
			39,511,638
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,014,250
		New York—17.9%
875	M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049	930,921
		New York City General Obligation:
5,000	M	5% 3/1/2037	5,819,450
5,000	M	5% 12/1/2041	5,710,450
		New York City Municipal Water Fin. Auth. Revenue:
22,000	M	6% 6/15/2021	24,676,520
3,330	M	TOB Trust 10.874% 6/15/2039 (b)	4,682,679
		New York City Trans. Fin. Auth. Revenue:
5,000	M	Bldg. Aid Rev. 5% 7/15/2043	5,626,700
		Future Tax:
5,000	M	5% 2/1/2037	5,673,200
7,500	M	5% 11/1/2038	8,142,450
5,000	M	5% 8/1/2042	5,575,250
2,665	M	TOB Trust 10.87% 2/1/2039 (b)	3,707,415
1,935	M	TOB Trust 10.857% 2/1/2040 (b)	2,686,109
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,178,982
10,000	M	New York University 5.75% 7/1/2027	11,898,900

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2018

Principal Amount		Security	Value
		New York (continued)
		Personal Income Tax Revenue:
$5,000	M	5% 3/15/2035	$5,455,600
5,000	M	5% 2/15/2037	5,438,600
5,000	M	Sales Tax Revenue 5% 3/15/2042	5,808,600
10,000	M	Port Authority of New York & New Jersey 5% 10/15/2042	11,500,500
700	M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044	739,578
			118,251,904
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev. 5.25% 1/15/2034	5,096,250
		Ohio—2.5%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,117,100
900	M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047	903,852
1,975	M	Jefferson County GO 5.75% 12/1/2019	2,042,703
805	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052	867,677
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,100,400
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
765	M	6.125% 9/1/2028	767,341
1,395	M	5.85% 9/1/2033	1,402,728
			16,201,801
		Oklahoma—.9%
5,000	M	Oklahoma State Turnpike Auth. 5% 1/1/2042	5,652,400
		Pennsylvania—3.8%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,374,600
875	M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034	903,814
875	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053	908,731
		Pennsylvania State Turnpike Commission:
6,000	M	5% 12/1/2043	6,585,660
5,000	M	5% 12/1/2045	5,526,950

Principal Amount		Security	Value
		Pennsylvania (continued)
$5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	$5,544,200
			24,843,955
		Rhode Island—1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2019 (a)	7,226,940
		South Carolina—.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,491,850
		Texas—11.5%
5,000	M	Amarillo ISD GO 5% 2/1/2043	5,790,900
3,330	M	Cypress-Fairbanks ISD TOB Trust 10.877% 2/15/2044 (b)	4,411,617
10,000	M	Denton ISD GO 5% 8/15/2040	11,300,100
5,030	M	Houston ISD GO 5% 2/15/2039	5,851,148
4,730	M	Houston Utilities System Rev. 5.125% 5/15/2019 (a)	4,874,076
1,210	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027	1,213,436
5,000	M	Lower Colorado River 5% 5/15/2038	5,742,450
5,610	M	Midlothian ISD 5% 2/15/2043	6,387,658
875	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047	887,416
3,330	M	Northwest ISD TOB Trust 10.877% 2/15/2042 (b)	4,660,635
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,303,050
5,000	M	State of Texas TOB Trust 7.924% 8/1/2019 (a) (b)	5,331,050
		Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
875	M	10% 3/15/2023	874,834
825	M	6.375% 2/15/2048	896,354
10,000	M	Texas State Water Dev. Brd. 5% 10/15/2043	11,610,700
800	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051	844,656
			75,980,080
		Virginia—.1%
875	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046	879,174
		Washington—4.2%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	5,653,250

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2018

Principal Amount		Security		Value
		Washington (continued)
$875	M	King County Public Hosp. District Rev. 6.25% 12/1/2045		$885,789
12,350	M	Pierce County School District #10, 5% 12/1/2039		14,059,240
1,000	M	Pierce County School District TOB Trust Receipts 10.869% 12/1/2039 (b)		1,415,300
5,000	M	Washington State Health Care Facs. Auth. Rev. 6.375% 10/1/2033		5,061,050
800	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045		857,400
				27,932,029
		West Virginia—.7%
4,460	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 12/1/2018 (a)		4,531,405
		Wisconsin—4.2%
875	M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048		883,916
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		13,669,200
825	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		869,434
6,905	M	Wisconsin State General Fund 5.75% 5/1/2019 (a)		7,147,089
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,401,050
				27,970,689
Total Value of Municipal Bonds (cost $640,962,556)			101.0%	666,465,872
Excess of Liabilities Over Other Assets			(1.0)	(6,771,307)
Net Assets			100.0%	$659,694,565

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2018.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ISD	Independent School District
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	1.02%
Actual		$1,000.00	$ 990.30	$5.03
Hypothetical**		$1,000.00	$ 1,019.73	$5.11
Class B Shares	1.74%
Actual		$1,000.00	$ 986.58	$8.57
Hypothetical**		$1,000.00	$ 1,016.16	$8.70
Advisor Class Shares	0.78%
Actual		$1,000.00	$ 991.56	$3.85
Hypothetical**		$1,000.00	$ 1,020.92	$3.91
Institutional Class Shares	0.65%
Actual		$1,000.00	$ 986.12	$3.20
Hypothetical**		$1,000.00	$ 1,021.57	$3.26

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—101.9%
		Alabama—.4%
$1,000	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$1,040,000
		Alaska—1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2019 (a)	3,151,890
375	M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046	375,000
			3,526,890
		Arizona—1.5%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2018 (a)	1,250,000
375	M	Arizona State Indl. Dev. Auth. Rev. 5.5% 7/1/2052	374,426
		Glendale Indl. Dev. Auth. Revenue:
375	M	5.25% 11/15/2046	383,381
375	M	5% 7/1/2048	393,266
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,003,500
			4,404,573
		California—3.9%
		California State General Obligation:
2,000	M	5% 9/1/2036	2,330,060
5,000	M	5% 4/1/2037	5,560,500
300	M	California State Muni. Fin. Rev. 5.5% 6/1/2053	306,543
2,230	M	Fresno Unif. Sch. Dist. GO 5% 8/1/2041	2,554,666
330	M	Golden State Tobacco Securitization Settlement Rev. 5.75% 6/1/2047	330,079
			11,081,848
		Colorado—1.6%
225	M	Blue Lake Met. Dist. GO 5.25% 12/1/2048	225,900
2,500	M	Colorado Springs Utilities Rev. 5% 11/15/2043 (b)	2,920,025
375	M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032	370,511
500	M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048	501,955

Principal Amount		Security	Value
		Colorado (continued)
$500	M	South Maryland Creek Ranch GO 5.625% 12/1/2047	$502,465
			4,520,856
		District of Columbia—1.1%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,113,760
		Florida—5.4%
375	M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044	397,541
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,703,400
		Capital Trust Agency Revenue:
375	M	10% 11/1/2020	376,226
150	M	7% 10/1/2049	148,662
335	M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044	369,733
375	M	Florida St. Dev. Fin. Corp Rev. 6.375% 6/1/2046	340,879
750	M	Florida St. Muni. Power Agy. Rev. 5% 10/1/2028	756,300
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,559,922
375	M	Lee County Indl. Dev. Auth. Rev. 5.75% 12/1/2052	385,680
1,250	M	Manatee County School Dist. Rev. 5% 10/1/2032	1,433,725
1,500	M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042	1,677,360
375	M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053	375,356
			15,524,784
		Georgia—4.4%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,384,600
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,752,000
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2018 (a)	1,502,175
1,085	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,108,979
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2018 (a)	2,008,000
			12,755,754

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2018

Principal Amount		Security	Value
		Hawaii—3.5%
$2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	$2,657,575
6,500	M	Honolulu City & County Wastewater Sys. Rev. 5% 7/1/2040	7,336,615
			9,994,190
		Idaho—.1%
330	M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044	374,553
		Illinois—3.9%
375	M	Bridgeview GO 5.625% 12/1/2041	373,770
365	M	Chicago Board of Education GO 5% 12/1/2041	366,573
5,000	M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2021 (a)	5,564,250
		Illinois State Fin. Auth. Revenue:
375	M	Admiral Lake Project 5.5% 5/15/2054	384,225
375	M	Blue Station Project 5% 12/1/2053	373,748
2,500	M	Trinity Health 5% 12/1/2021 (a)	2,746,075
165	M	Windy City Portfolio 5.5% 12/1/2052	165,054
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,195,930
			11,169,625
		Indiana—.1%
330	M	Anderson Econ. Dev. Rev. 6% 10/1/2042	346,596
		Louisiana—1.9%
375	M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044	389,415
375	M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037	387,716
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2019 (a)	1,022,540
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,407,598
1,000	M	Shreveport Water & Sewer Rev. 5% 12/1/2031	1,171,820
			5,379,089
		Massachusetts—1.9%
5,000	M	Massachusetts State GO 5% 8/1/2035	5,420,550

Principal Amount		Security	Value
		Michigan—3.4%
$5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	$5,480,200
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,090,850
375	M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048	376,935
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,729,925
			9,677,910
		Mississippi—2.1%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,760,814
2,000	M	5.625% 7/1/2039	2,079,300
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,209,880
			6,049,994
		Missouri—1.8%
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,137,880
1,000	M	5% 9/1/2037	1,033,650
			5,171,530
		New Jersey—4.4%
1,500	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035	1,718,415
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev. 5.5% 12/15/2038	4,067,080
6,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	6,643,620
300	M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046	323,064
			12,752,179
		New York—19.9%
3,000	M	Long Island Power Auth. Rev. 5% 9/1/2041	3,391,920
4,050	M	Nassau County GO 5% 4/1/2021 (a)	4,399,961
375	M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049	398,966
5,000	M	New York City GO 5% 12/1/2038	5,734,400

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2018

Principal Amount		Security	Value
		New York (continued)
$5,000	M	New York City Muni Water Fin. Auth. 5% 6/15/2040	$5,835,900
		New York City Trans. Fin. Auth. Revenue:
6,185	M	5% 2/1/2037	7,017,748
5,000	M	5% 7/15/2037	5,480,750
7,000	M	5% 11/1/2038	7,599,620
5,000	M	5% 7/15/2043	5,626,700
		New York State Dormitory Auth. Revenue:
5,000	M	Sales Tax Rev. 5% 3/15/2039	5,822,250
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,457,450
300	M	Suffolk Tobacco Asset Sec. Corp. Rev. 6.625% 6/1/2044	316,962
			57,082,627
		North Carolina—1.2%
440	M	Catawba County Ltd. Oblig. Rev. 4% 12/1/2037	468,939
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2019 (a)	3,063,180
			3,532,119
		Ohio—2.3%
380	M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047	381,626
250	M	Cleveland Public Pwr. Sys. Rev. 5% 11/15/2037	285,988
345	M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052	371,862
5,000	M	University of Cincinnati 5% 6/1/2028	5,476,550
			6,516,026
		Oklahoma—2.0%
5,000	M	Oklahoma State Turnpike Auth. Rev. 5% 1/1/2042	5,652,400
		Oregon—1.1%
		Beaverton Water Revenue:
1,305	M	5% 4/1/2037	1,533,701
1,315	M	5% 4/1/2038	1,543,021
			3,076,722

Principal Amount		Security	Value
		Pennsylvania—6.4%
$5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	$5,414,900
375	M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034	387,349
		Delaware County Auth. Revenue:
1,100	M	5% 10/1/2037	1,259,863
1,500	M	5% 10/1/2042	1,708,140
375	M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053	389,456
		Pennsylvania State Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039	2,766,525
1,000	M	5% 12/1/2042	1,127,910
2,000	M	5% 12/1/2043	2,276,660
1,000	M	5% 12/1/2044	1,102,950
635	M	5% 12/1/2045	701,923
1,000	M	Upper Saint Clair Township 5% 10/1/2041 (b)	1,105,870
			18,241,546
		Rhode Island—1.8%
3,750	M	Narragansett Bay Comm. Wastewater Sys. Rev. 4% 9/1/2043	3,808,800
1,415	M	Rhode Island Hth. & Edl. Bldg. Corp. Rev. 5.25% 9/15/2029	1,470,595
			5,279,395
		Texas—21.9%
4,675	M	Alamo Regional Mobility Rev. 5% 6/15/2046	5,204,818
5,590	M	Amarillo ISD GO 5% 2/1/2043	6,474,226
		Arlington Special Tax Revenue:
1,000	M	5% 2/15/2036	1,154,220
1,500	M	5% 2/15/2038	1,728,645
11,335	M	Crowley ISD GO 5% 8/1/2045	12,762,983
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,649,750
4,035	M	Denton ISD GO 5% 8/15/2040	4,559,590
4,000	M	Houston ISD GO 5% 2/15/2043	4,638,520
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,389,350

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2018

Principal Amount		Security	Value
		Texas (continued)
		Katy ISD General Obligation:
$1,000	M	5% 2/15/2040	$1,162,340
1,000	M	5% 2/15/2041	1,161,440
1,500	M	5% 2/15/2043	1,739,445
2,165	M	Little Elm ISD GO 5% 8/15/2037	2,349,999
1,750	M	Montgomery County Toll Road Auth. Rev. 5% 9/15/2037	1,909,880
375	M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047	380,321
5,000	M	North Texas Tollway Auth. Rev. 5% 1/1/2040	5,446,050
		Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
375	M	10% 3/15/2023	374,929
350	M	6.375% 2/15/2048	380,272
345	M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051	364,258
			62,831,036
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2021 (a)	1,450,878
		Virginia—.4%
375	M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046	376,789
745	M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037	846,126
			1,222,915
		Washington—1.5%
375	M	King County Public Hosp. District Rev. 6.25% 12/1/2045	379,624
2,520	M	Pierce County School District TOB Trust 10.869% 12/1/2039 (c)	3,566,556
350	M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045	375,113
			4,321,293

Principal Amount		Security		Value
		Wisconsin—.3%
$375	M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048		$378,821
350	M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050		368,851
				747,672
Total Value of Municipal Bonds (cost $281,990,006)			101.9%	292,259,310
Excess of Liabilities Over Other Assets			(1.9)	(5,475,929)
Net Assets			100.0%	$286,783,381

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2018.

Summary of Abbreviations:

GO	General Obligation
ISD	Independent School District
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)

CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.97%
Actual		$1,000.00	$ 998.01	$4.81
Hypothetical**		$1,000.00	$ 1,019.98	$4.86
Advisor Class Shares	0.64%
Actual		$1,000.00	$ 1,000.40	$3.17
Hypothetical**		$1,000.00	$ 1,021.62	$3.21
Institutional Class Shares	0.64%
Actual		$1,000.00	$ 999.64	$3.17
Hypothetical**		$1,000.00	$ 1,021.62	$3.21

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

CALIFORNIA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—102.7%
		Airport—7.8%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,067,220
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,000,000
		San Jose Airport Revenue:
575	M	5% 3/1/2036	663,067
570	M	5% 3/1/2037	656,361
1,000	M	5% 3/1/2042	1,146,580
			4,533,228
		Appropriation—1.9%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,121,320
		Education—6.0%
500	M	California Educ. Facs. Auth. Rev. 5.25% 12/1/2031	554,365
1,000	M	California State Muni Fin. Auth. 5% 1/1/2032	1,148,140
1,500	M	University of California Rev. 5% 5/15/2043	1,764,330
			3,466,835
		Electric—4.0%
2,000	M	Los Angeles Water & Power Rev. 5% 7/1/2036	2,340,480
		General Obligation—29.0%
		California State Various Purpose:
1,000	M	5% 9/1/2031	1,133,780
2,000	M	5% 4/1/2037	2,224,200
510	M	Claremont Unified School District 5% 8/1/2042 (b)	601,341
1,000	M	Fresno Unified School District 5% 8/1/2041	1,145,590
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,039,290
		Los Angeles Unified School District:
1,000	M	5% 7/1/2040	1,146,390
1,000	M	5.25% 7/1/2042	1,197,490
1,000	M	Midpeninsula Regional Open Space District 4% 9/1/2043	1,063,540
300	M	Natomas Unified School District 5.95% 9/1/2021	318,264

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		General Obligation (continued)
$1,000	M	New Haven Unified School District 5% 8/1/2040	$1,132,110
1,480	M	Norwalk-La Mirada Unified School District 5% 8/1/2043	1,723,149
1,000	M	San Diego Unified School District 5% 7/1/2040	1,147,070
1,000	M	San Francisco Bay Area 4% 8/1/2037	1,072,350
750	M	Santa Rosa High School District 5% 8/1/2043	861,518
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,109,180
			16,915,262
		Health Care—2.9%
1,000	M	California Health Facs. Fin. Auth. Rev. 5% 8/15/2043	1,127,960
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026	541,290
			1,669,250
		Lease—2.9%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	549,215
1,000	M	5.5% 11/1/2030	1,158,470
			1,707,685
		Other Tax—2.7%
		Los Angeles County Metropolitan Trans. Auth. Revenue:
850	M	5% 6/1/2038	992,358
500	M	5% 7/1/2042	583,465
			1,575,823
		Pre-Refunded/Escrowed-to-Maturity—32.5%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)	1,041,580
500	M	Anaheim Public Fing. Auth. Rev. 5% 4/1/2021 (a)	545,880
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)	1,147,320
		California Health Facs. Fin. Auth. Revenue:
1,000	M	6.5% 10/1/2018(a)	1,012,740
1,000	M	5.125% 7/1/2020(a)	1,069,740
500	M	5.25% 11/15/2020(a)	543,185

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		California State Public Works Lease Revenue:
$1,000	M	5% 9/1/2022 (a)	$1,132,440
1,000	M	5% 9/1/2023 (a)	1,158,620
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)	1,101,700
1,000	M	College of the Sequoias 5.25% 8/1/2019 (a)	1,041,030
500	M	Corona-Norco Unified School District 5.125% 8/1/2018 (a)	501,500
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)	1,106,540
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2019 (a)	1,031,070
665	M	Los Angeles Wastewater System 5% 6/1/2020 (a)	707,899
1,000	M	Mojave Water Agency COP 5.5% 6/1/2019 (a)	1,037,440
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2020 (a)	1,066,470
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2018 (a)	505,155
1,000	M	San Bernardino Community College District 6.5% 8/1/2018 (a)	1,003,980
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)	1,107,120
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2019 (a)	1,021,250
			18,882,659
		Transportation—2.6%
375	M	Guam Port Authority Port Rev. 5% 7/1/2048 (b)	416,467
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,128,570
			1,545,037
		Water/Sewer—10.4%
		Los Angeles Wastewater System Revenue:
335	M	5% 6/1/2027	355,760
1,000	M	5% 6/1/2035	1,152,950
1,000	M	Los Angeles Dept. of Water & Power 5% 7/1/2043	1,173,200
500	M	Metropolitan Water District So. Cal. 5% 7/1/2029	517,410
590	M	Monterey County Fing. Auth. 5% 9/1/2034 (b)	704,655
1,000	M	Orange County Water District Rev. 4% 8/15/2041	1,054,400

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Water/Sewer (continued)
$1,000	M	San Diego County Water Auth. Rev. 5% 5/1/2033		$1,119,340
				6,077,715
Total Value of Municipal Bonds (cost $56,967,648)			102.7%	59,835,294
Excess of Liabilities Over Other Assets			(2.7)	(1,576,262)
Net Assets			100.0%	$58,259,032

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Fund Expenses	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.99%
Actual		$1,000.00	$ 995.37	$4.90
Hypothetical**		$1,000.00	$ 1,019.88	$4.96
Class B Shares	1.78%
Actual		$1,000.00	$ 990.76	$8.79
Hypothetical**		$1,000.00	$ 1,015.96	$8.90
Advisor Class Shares	0.69%
Actual		$1,000.00	$ 996.70	$3.42
Hypothetical**		$1,000.00	$ 1,021.37	$3.46
Institutional Class Shares	0.70%
Actual		$1,000.00	$ 996.27	$3.46
Hypothetical**		$1,000.00	$ 1,021.32	$3.51

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

CONNECTICUT TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—105.3%
		Appropriation—11.9%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev. 5.75% 6/15/2034	$1,001,360
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev. (State Supported Child Care) 5% 7/1/2028	1,073,790
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,754,778
			3,829,928
		Education—11.8%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,066,630
510	M	Greenwich Academy 5.25% 3/1/2032	633,762
900	M	Yale University 5% 7/1/2040	1,085,463
1,000	M	University of Connecticut 4.75% 2/15/2029	1,016,630
			3,802,485
		Electric—1.7%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev. 5% 1/1/2030	544,375
		General Obligation—15.8%
		Bloomfield:
250	M	4% 8/1/2030	272,640
485	M	4% 8/1/2031	526,899
1,500	M	Fairfield 3% 7/11/2019 (b)	1,521,585
		Stratford:
500	M	5% 7/1/2034	554,020
500	M	5% 7/1/2035	553,030
500	M	5% 7/1/2036	552,045
1,000	M	Waterbury 5% 12/1/2032	1,108,670
			5,088,889
		Health Care—5.1%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	520,735

Principal Amount		Security	Value
		Health Care (continued)
$1,000	M	Trinity Health Corp. 5% 12/1/2045	$1,122,670
			1,643,405
		Housing—1.6%
500	M	Connecticut State Housing Fin. Auth. 3.875% 11/15/2035	517,155
		Other Revenue—8.8%
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev. 5% 7/1/2037	1,131,370
		Connecticut State Revolving Fund:
500	M	5% 5/1/2034	586,770
510	M	4% 5/1/2036	537,928
500	M	5% 5/1/2037	582,510
			2,838,578
		Other Tax—5.7%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025	1,011,110
750	M	5% 8/1/2035	818,497
			1,829,607
		Pre-Refunded/Escrowed-to-Maturity—25.9%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)	1,000,000
1,000	M	Loomis Chafee School 5% 7/1/2018 (a)	1,000,000
460	M	Middlesex Hospital 5% 7/1/2021 (a)	501,179
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)	1,000,000
1,000	M	Wesleyan University 5% 7/1/2020 (a)	1,065,260
800	M	William W. Backus Hospital 5% 7/1/2018 (a)	800,000
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)	534,050
855	M	Hartford 5% 4/1/2021 (a)	922,186
1,500	M	New Haven 5% 3/1/2019 (a)	1,532,565
			8,355,240

Portfolio of Investments (continued)

CONNECTICUT TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Water/Sewer—17.0%
$1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		$1,124,050
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,082,090
500	M	5% 11/1/2042		550,860
		South Central Connecticut Water System Revenue:
500	M	5% 8/1/2028		590,505
1,000	M	5% 8/1/2047		1,167,120
		Stamford Water Pollution Control Sys.& Fac. Revenue:
75	M	5% 9/15/2030		85,741
750	M	5.5% 8/15/2038		865,987
				5,466,353
Total Value of Municipal Bonds (cost $33,195,877)				33,916,015
		SHORT-TERM TAX EXEMPT INVESTMENTS—9.3%
		Adjustable Rate Notes (c)
		Connecticut State Health & Educational Facs. Revenue:
1,500	M	1.44% 7/1/2026		1,500,000
1,500	M	1.5% 7/1/2030		1,500,000
Total Value of Short-Term Tax Exempt Investments (cost $3,000,000)				3,000,000
Total Value of Municipal Investments (cost $36,195,877)			114.6%	36,916,015
Excess of Liabilities Over Other Assets			(14.6)	(4,698,353)
Net Assets			100.0%	$32,217,662

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2018.

See notes to financial statements

Fund Expenses (unaudited)

MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	1.11%
Actual		$1,000.00	$ 993.87	$5.49
Hypothetical**		$1,000.00	$ 1,019.29	$5.56
Class B Shares	1.77%
Actual		$1,000.00	$ 989.72	$8.73
Hypothetical**		$1,000.00	$ 1,016.01	$8.85
Advisor Class Shares	0.82%
Actual		$1,000.00	$ 995.32	$4.06
Hypothetical**		$1,000.00	$ 1,020.72	$4.11
Institutional Class Shares	0.81%
Actual		$1,000.00	$ 994.52	$4.01
Hypothetical**		$1,000.00	$ 1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

MASSACHUSETTS TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—97.0%
		Education—25.3%
		Massachusetts State Dev. Fin. Agy. Revenue:
$1,000	M	Boston College 5% 7/1/2039	$1,156,640
500	M	Emerson College 5% 1/1/2038	557,575
1,000	M	Lesley University 5.25% 7/1/2033	1,086,400
500	M	Phillips Academy 5% 9/1/2038	561,960
1,000	M	Williams 4% 7/1/2046	1,037,510
315	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	326,135
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,105,370
			5,831,590
		General Obligation—10.3%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,267,990
500	M	Quincy 5% 12/1/2028	537,210
500	M	Worcester 5% 1/15/2030	570,060
			2,375,260
		Health Care—.7%
150	M	Massachusetts State Dev. Fin. Agy. Rev. (Partners Healthcare) 5% 7/1/2047	166,566
		Housing—4.6%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,054,250
		Other Revenue—1.8%
350	M	Marthas Vineyard Land Bank 5% 5/1/2036	403,042
		Other Tax—4.7%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,087,860
		Pre-Refunded/Escrowed-to-Maturity—42.7%
800	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)	800,000
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2020 (a)	1,060,050

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		Massachusetts State Dev. Fin. Agy. Revenue:
$1,000	M	5.75% 9/1/2018 (a)		$1,007,080
1,000	M	5.5% 11/15/2018 (a)		1,015,070
750	M	5.6% 10/1/2019 (a)		787,373
1,000	M	Massachusetts State Health & Edl. Facs. Auth. Rev. 5.375% 8/1/2018 (a)		1,003,130
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2021 (a)		1,090,050
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)		1,066,650
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)		1,026,170
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2018 (a)		1,012,430
				9,868,003
		Toll & Turnpike—4.5%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,043,050
		Water/Sewer—2.4%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		560,995
Total Value of Municipal Bonds (cost $21,289,373)				22,390,616
		SHORT-TERM TAX EXEMPT INVESTMENTS—1.3%
300	M	Massachusetts Health & Educational Facs. Auth. Adjustable Rate Note 1.46% (b) (cost $300,000)		300,000
Total Value of Municipal Investments (cost $21,589,373)			98.3%	22,690,616
Other Assets, Less Liabilities			1.7	402,149
Net Assets			100.0%	$23,092,765

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2018.

See notes to financial statements

Fund Expenses (unaudited)

MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	1.10%
Actual		$1,000.00	$ 996.85	$5.45
Hypothetical**		$1,000.00	$ 1,019.34	$5.51
Class B Shares	1.76%
Actual		$1,000.00	$ 993.65	$8.70
Hypothetical**		$1,000.00	$ 1,016.06	$8.80
Advisor Class Shares	0.79%
Actual		$1,000.00	$ 998.53	$3.91
Hypothetical**		$1,000.00	$ 1,020.87	$3.96
Institutional Class Shares	0.82%
Actual		$1,000.00	$ 998.40	$4.06
Hypothetical**		$1,000.00	$ 1,020.72	$4.11

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

MICHIGAN TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.7%
		Airport—4.6%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	$839,475
		Combined Utility—3.0%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	541,265
		Education—4.8%
300	M	Lansing Community College 4% 5/1/2035	313,785
500	M	Western Michigan University 5.25% 11/15/2033	567,835
			881,620
		Electric—3.2%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	592,175
		General Obligation—27.0%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,011,670
1,000	M	Goodrich Area School District 5.5% 5/1/2032	1,097,470
780	M	Novi Community School District 5% 5/1/2037	885,269
150	M	Saginaw GO Ltd. 4% 11/1/2042	155,797
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,002,340
650	M	West Ottawa Public Schools 5% 11/1/2037	752,122
			4,904,668
		Health Care—9.1%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,085,610
500	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045	560,595
			1,646,205
		Lease—5.7%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,044,720
		Pre-Refunded/Escrowed-to-Maturity—35.1%
1,000	M	Detroit Michigan Sewer Disp. 7.5% 7/1/2019 (a)	1,057,870
200	M	Ferris State University 5% 10/1/2018 (a)	201,756
1,000	M	Grand Rapids Water Supply 5% 1/1/2019 (a)	1,017,630
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2019 (a)	1,042,460

Portfolio of Investments (continued)

MICHIGAN TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Michigan State 5% 11/1/2018 (a)		$$1,011,670
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,019,790
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,027,630
				6,378,806
		Water/Sewer—6.2%
500	M	Grand Rapids Sanitation Sewer Sys. Rev. 5% 1/1/2043		576,285
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		545,805
				1,122,090
Total Value of Municipal Bonds (cost $17,241,758)			98.7%	17,951,024
Other Assets, Less Liabilities			1.3	228,669
Net Assets			100.0%	$18,179,693

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	1.07%
Actual		$1,000.00	$ 993.63	$5.29
Hypothetical**		$1,000.00	$ 1,019.48	$5.36
Class B Shares	1.86%
Actual		$1,000.00	$ 989.29	$9.17
Hypothetical**		$1,000.00	$ 1,015.57	$9.30
Advisor Class Shares	0.84%
Actual		$1,000.00	$ 995.43	$4.16
Hypothetical**		$1,000.00	$ 1,020.62	$4.21
Institutional Class Shares	0.77%
Actual		$1,000.00	$ 995.19	$3.81
Hypothetical**		$1,000.00	$ 1,020.97	$3.86

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

MINNESOTA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—102.9%
		Airport—1.4%
$250	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2036	$289,480
		Appropriation—5.5%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,100,170
		Education—14.0%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	816,615
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Gustavus Adolphus College 5% 10/1/2047	562,135
310	M	Macalester College 4% 3/1/2042	324,080
500	M	University of St. Thomas 4% 10/1/2037	522,800
500	M	St. Paul ISD #625, 5% 2/1/2029	586,685
			2,812,315
		Electric—19.5%
		Minnesota St. Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035	267,055
455	M	4% 10/1/2041	475,134
315	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev. 5% 1/1/2041	352,901
750	M	Rochester Elec. Util. Rev. 5% 12/1/2037	860,160
500	M	Saint Paul Hsg. & Redev. Energy Rev. 4% 10/1/2032	522,395
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5% 1/1/2041	281,193
		Western Minnesota Municipal Power Agency:
500	M	5% 1/1/2036	567,390
500	M	5% 1/1/2049(b)	579,095
			3,905,323
		General Obligation—18.5%
750	M	Brainerd ISD 4% 2/1/2040	780,953
500	M	Itasca County ISD #318, 4% 2/1/2037	524,805
750	M	Minneapolis Special Sch. Dist. #1 5% 2/1/2035	867,600
750	M	Mounds View ISD 4% 2/1/2041	784,928

Principal Amount		Security	Value
		General Obligation (continued)
$325	M	Richfield ISD 4% 2/1/2040	$340,382
400	M	Saint Francis ISD 4% 2/1/2037	413,172
			3,711,840
		Health Care—11.4%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	473,700
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	787,568
500	M	Rochester Health Care Facs. Rev. 5% 11/15/2033	623,780
370	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	390,143
			2,275,191
		Housing—4.1%
		Minnesota State Housing Finance Agency:
5	M	Multi-Family Housing 5.05% 7/1/2034	5,076
		Rental Housing Revenue:
250	M	5% 8/1/2030	256,837
300	M	5.05% 8/1/2031	316,587
220	M	5% 8/1/2033	233,332
			811,832
		Lease—4.0%
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	271,885
250	M	State Appropriation 5% 8/1/2036	282,625
250	M	Minnetonka ISD #276 COP 5% 3/1/2029	255,312
			809,822
		Other Tax—4.5%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	330,084
500	M	St. Paul Port Authority 5% 3/1/2036	574,935
			905,019

Portfolio of Investments (continued)

MINNESOTA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—20.0%
$500	M	Bemidji 5% 2/1/2021 (a)		$539,855
700	M	Fairmont ISD #2752, 5% 2/1/2019 (a)		713,132
		Minnesota State Higher Ed. Facs. Auth. Revenue:
250	M	Gustavus Adolfus College 5% 10/1/2019 (a)		260,300
500	M	Macalester College 5% 6/1/2020 (a)		531,280
		St. Cloud Health Care Revenue:
500	M	5.375% 5/1/2019 (a)		515,575
250	M	5.125% 5/1/2020 (a)		265,107
380	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2019 (a)		398,350
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2019 (a)		509,425
250	M	University of Minnesota 5.25% 12/1/2020 (a)		270,752
				4,003,776
Total Value of Municipal Bonds (cost $20,056,541)			102.9%	20,624,768
Excess of Liabilities Over Other Assets			(2.9)	(579,461)
Net Assets			100.0%	$20,045,307

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis

Summary of Abbreviations:

COP	Certificate of Participation
ISD	Independent School District

See notes to financial statements

Fund Expenses (unaudited)

NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.96%
Actual		$1,000.00	$ 993.03	$4.74
Hypothetical**		$1,000.00	$ 1,020.03	$4.81
Class B Shares	1.72%
Actual		$1,000.00	$ 989.96	$8.49
Hypothetical**		$1,000.00	$ 1,016.26	$8.60
Advisor Class Shares	0.69%
Actual		$1,000.00	$ 995.11	$3.41
Hypothetical**		$1,000.00	$ 1,021.37	$3.46
Institutional Class Shares	0.68%
Actual		$1,000.00	$ 994.94	$3.36
Hypothetical**		$1,000.00	$ 1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

NEW JERSEY TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.8%
		Appropriation—10.3%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland 5.75% 11/1/2028	$1,182,500
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028	786,848
1,000	M	5.75% 10/1/2031	1,049,760
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,072,820
1,000	M	5.5% 12/15/2038	1,016,770
			5,108,698
		Education—14.5%
		Edgewater Board of Education:
500	M	4% 3/1/2037	530,710
560	M	4% 3/1/2040	587,591
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,120,650
1,000	M	5% 7/1/2039	1,113,620
1,500	M	Princeton University 4% 7/1/2035	1,627,335
1,000	M	Ramapo College 5% 7/1/2035	1,145,610
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev. 5.625% 6/1/2030	1,030,610
			7,156,126
		General Obligation—15.5%
500	M	Bayonne 5% 7/1/2039	553,745
1,000	M	Belleville Township Board of Education 4% 9/1/2037	1,034,600
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,124,640
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,105,350
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,230,430
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,016,490
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,123,940

Principal Amount		Security	Value
		General Obligation (continued)
$415	M	Montclair Twp. 5% 1/1/2037	$466,821
			7,656,016
		Health Care—4.4%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000	M	Hackensack Meridian Health 5% 7/1/2035	1,149,840
1,000	M	Virtua Health 5.5% 7/1/2038	1,037,920
			2,187,760
		Industrial Development Revenue/Pollution Control Revenue—3.7%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,837,261
		Lease—4.6%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,153,970
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,107,590
			2,261,560
		Other Revenue—5.6%
1,300	M	Hudson County Impt. Auth. 5% 8/1/2042	1,455,857
190	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	204,402
1,000	M	Passaic County Impt. Auth. Rev. 5% 5/1/2042	1,120,280
			2,780,539
		Pre-Refunded/Escrowed-to-Maturity—27.6%
1,000	M	Bayonne 5.25% 7/1/2019 (a)	1,036,270
1,000	M	Elizabeth 5.25% 4/15/2021 (a)	1,093,510
1,000	M	Jersey City 5% 1/15/2019 (a)	1,019,000
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,016,080
810	M	Monmouth County Impt. Auth. 5% 1/15/2021 (a)	872,856
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (a)	653,822
2,000	M	New Jersey State COP Equip. Lease Purchase Rev. 5.25% 6/15/2019 (a)	2,068,340

Portfolio of Investments (continued)

NEW JERSEY TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		New Jersey State Educational Facs. Auth. Revenue:
$1,500	M	5% 7/1/2018 (a)		$1,500,000
1,000	M	5% 7/1/2019 (a)		1,034,320
220	M	New Jersey State Health Care Facs. Fing. Auth. Rev. 5% 10/1/2018 (a)		221,932
950	M	New Jersey State Turnpike Auth. 5% 1/1/2020 (a)		997,510
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility) 6.75% 12/1/2019 (a)		2,143,700
				13,657,340
		Toll & Turnpike—4.5%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,116,170
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2029		1,106,550
				2,222,720
		Transportation—8.1%
		Delaware River Joint Toll Bridge Commission:
1,000	M	5% 7/1/2033		1,155,790
250	M	5% 7/1/2034		287,670
375	M	Guam Port Authority Port Rev. 5% 7/1/2048 (b)		416,467
		Port Authority of New York & New Jersey:
1,000	M	5% 10/15/2031		1,043,250
1,000	M	5% 10/15/2041		1,129,240
				4,032,417
Total Value of Municipal Bonds (cost $46,830,143)			98.8%	48,900,437
Other Assets, Less Liabilities			1.2	574,157
Net Assets			100.0%	$49,474,594

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.92%
Actual		$1,000.00	$ 993.82	$4.55
Hypothetical**		$1,000.00	$ 1,020.23	$4.61
Class B Shares	1.62%
Actual		$1,000.00	$ 990.36	$7.99
Hypothetical**		$1,000.00	$ 1,016.76	$8.10
Advisor Class Shares	0.61%
Actual		$1,000.00	$ 995.33	$3.02
Hypothetical**		$1,000.00	$ 1,021.77	$3.06
Institutional Class Shares	0.63%
Actual		$1,000.00	$ 995.57	$3.12
Hypothetical**		$1,000.00	$ 1,021.67	$3.16

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

NEW YORK TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—102.8%
		Appropriation—7.1%
$730	M	Hudson Yards Infra. Corp. 5.75% 2/15/2047	$792,802
		New York City Transitional Fin. Auth. Bldg. Aid Revenue:
1,000	M	5% 7/15/2033	1,100,990
2,000	M	5% 7/15/2043	2,312,420
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,183,870
1,500	M	State University 5.25% 5/15/2021	1,610,565
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,817,828
			11,818,475
		Education—21.2%
		Dutchess County Local Development Corp. Revenue:
1,000	M	5% 7/1/2035	1,155,790
1,000	M	5% 7/1/2036	1,153,230
1,000	M	5% 7/1/2037	1,152,380
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,126,690
1,000	M	5% 7/1/2039	1,116,650
		Monroe Indl. Dev. Corp. Revenue:
1,000	M	5% 7/1/2037	1,161,770
6,500	M	4% 7/1/2043	6,794,905
		New York State Dormitory Authority Revenue:
1,930	M	Colgate University 6% 7/1/2021	2,041,882
		Columbia University:
2,000	M	5% 10/1/2038	2,374,760
1,000	M	5% 10/1/2041	1,076,080
1,500	M	Cornell University 5% 7/1/2040	1,586,955
		New York University:
1,610	M	6% 7/1/2018	1,610,000
2,000	M	5% 7/1/2030	2,246,380
2,000	M	5% 7/1/2036	2,300,840
1,000	M	5% 7/1/2037	1,112,230
2,000	M	5% 7/1/2039	2,293,160

Principal Amount		Security	Value
		Education (continued)
$500	M	Skidmore College 5% 7/1/2027	$541,110
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,133,890
1,100	M	Schenectady County Cap. Res. Corp. 5% 1/1/2040	1,248,874
2,100	M	St. Lawrence County Ind. Dev. Agy. 5% 9/1/2047	2,348,493
			35,576,069
		Electric—2.8%
		Long Island Power Auth. Electric Revenue:
1,000	M	5% 9/1/2037	1,147,900
1,000	M	5% 9/1/2041	1,130,640
1,200	M	5% 9/1/2044	1,331,196
1,000	M	5% 9/1/2047	1,136,800
			4,746,536
		General Obligation—6.4%
1,000	M	Monroe County 5% 6/1/2029	1,029,420
		New York City General Obligation:
3,000	M	5% 12/1/2034	3,457,470
2,000	M	5% 3/1/2037	2,327,780
1,000	M	5% 4/1/2043	1,160,520
		New York State Dormitory Authority Revenue:
2,000	M	General Revenues 5% 1/15/2031 (b)	2,366,820
375	M	School District Fin. Program 5.625% 10/1/2029	392,846
			10,734,856
		Health Care—1.4%
625	M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	671,187
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,211,387
500	M	6% 7/1/2036	521,870
			2,404,444

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		Housing—2.2%
$1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	$1,109,380
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.) 5% 11/1/2026	1,971,542
500	M	Westchester Cnty. Local Dev. Corp. Rev. 5% 6/1/2042	556,975
			3,637,897
		Lease—3.2%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,278,563
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,034,800
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease) 5.5% 5/15/2027	3,057,425
			5,370,788
		Other Revenue—5.6%
3,565	M	New York State Dormitory Authority School Dist. Brd. Fing. 5% 10/1/2042	4,087,130
		Saratoga County Cap. Res. Corp. Revenue:
3,570	M	5% 7/1/2043	4,089,649
1,000	M	5% 7/1/2048	1,140,980
			9,317,759
		Other Tax—9.9%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028	2,684,225
1,000	M	5% 11/1/2033	1,068,350
3,000	M	5% 11/1/2038	3,256,980
2,000	M	5% 8/1/2042	2,230,100
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,127,750
		New York State Dormitory Authority Revenue:
1,000	M	Personal Income Tax 5% 2/15/2042	1,117,280

Principal Amount		Security	Value
		Other Tax (continued)
		Sales Tax Revenue:
$3,500	M	5% 3/15/2038	$3,892,175
1,000	M	5% 3/15/2042	1,123,780
			16,500,640
		Pre-Refunded/Escrowed-to-Maturity—23.6%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2019 (a)	516,550
550	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev. 5% 5/1/2020 (a)	583,132
1,270	M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)	1,399,692
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (a)	5,165,500
		Nassau County:
4,405	M	GO 5% 10/1/2019 (a)	4,589,834
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)	3,039,390
1,000	M	New York City Muni. Water Fin. Auth. Rev. 5% 6/15/2021 (a)	1,093,640
		New York State Dormitory Authority Revenue:
1,000	M	Fordham University 5% 7/1/2021 (a)	1,095,020
1,000	M	Master Boces Program 5% 8/15/2019 (a)	1,039,170
995	M	Mental Health Svcs. Facs. 5% 8/15/2018 (a)	999,378
1,000	M	New York University 5% 10/1/2019 (a)	1,043,220
		Personal Income Tax Revenue:
3,000	M	5.75% 3/15/2019 (a)	3,090,090
2,500	M	5% 3/15/2019 (a)	2,562,075
1,200	M	Pratt Institute 5% 7/1/2019 (a)	1,240,092
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)	3,178,973
3,500	M	The New School 5.5% 7/1/2020 (a)	3,759,735
5,000	M	New York State Urban Dev. Corp. Rev. TOB Trust 7.924% 12/15/2018 (a) (c)	5,163,200
			39,558,691
		Toll & Turnpike—4.0%
2,330	M	New York State Thruway Auth. Rev. 5% 1/1/2035	2,704,175
3,500	M	Triborough Brdg. & Tunnel Auth. Rev. 5% 11/15/2036	4,044,250
			6,748,425

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Transportation—7.8%
$1,375	M	Guam Port Authority Port Rev. 5% 7/1/2048 (b)		$1,527,047
3,000	M	Metropolitan Transportation Authority 5% 11/15/2042		3,460,200
		Port Authority of New York & New Jersey:
5,000	M	5% 10/15/2031		5,216,250
2,500	M	5% 10/15/2042		2,875,125
				13,078,622
		Water/Sewer—7.6%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		569,435
250	M	5% 7/1/2030		283,357
250	M	5% 7/1/2031		282,345
300	M	5% 7/1/2032		336,999
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,084,565
2,000	M	5% 6/15/2032		2,164,440
2,500	M	5% 6/15/2040		2,917,950
2,050	M	Saratoga County Water Sys. Rev. 4% 9/1/2048		2,132,492
		Western Nassau County Water Auth. Revenue:
500	M	5% 4/1/2034		559,655
300	M	5% 4/1/2035		335,211
				12,666,449
Total Market Value of Municipal Bonds (cost $165,907,589)			102.8%	172,159,651
Excess of Liabilities Over Other Assets			(2.8)	(4,715,989)
Net Assets			100.0%	$167,443,662

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2018.

Summary of Abbreviations:

GO	General Obligation
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)

NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	1.01%
Actual		$1,000.00	$ 993.44	$4.99
Hypothetical**		$1,000.00	$ 1,019.78	$5.06
Class B Shares	1.69%
Actual		$1,000.00	$ 989.43	$8.34
Hypothetical**		$1,000.00	$ 1,016.41	$8.45
Advisor Class Shares	0.81%
Actual		$1,000.00	$ 993.25	$4.00
Hypothetical**		$1,000.00	$ 1,020.77	$4.06
Institutional Class Shares	0.71%
Actual		$1,000.00	$ 993.29	$3.51
Hypothetical**		$1,000.00	$ 1,021.27	$3.56

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

NORTH CAROLINA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.3%
		Appropriation—14.7%
		Burke County Limited Obligation:
$200	M	4% 4/1/2033	$210,706
500	M	4% 4/1/2035	522,510
1,000	M	Catawba County Limited Obligation 4% 12/1/2037	1,065,770
1,000	M	Durham Limited Obligation 4% 4/1/2035	1,061,310
425	M	Henderson County Limited Obligation 4% 10/1/2032	451,036
855	M	Lee County Limited Obligation 4% 5/1/2037	903,384
			4,214,716
		Education—15.7%
		North Carolina State Capital Facs. Fin. Agy. Revenue:
500	M	4% 1/1/2038	529,105
1,000	M	5% 10/1/2040	1,153,760
500	M	5% 10/1/2041	567,095
		University of North Carolina at Asheville:
270	M	5% 6/1/2033	307,568
250	M	5% 6/1/2034	283,655
500	M	4% 6/1/2035	524,895
1,000	M	Western Carolina University 5% 10/1/2043	1,154,150
			4,520,228
		Health Care—12.6%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. 5.25% 1/15/2034	1,019,250
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,012,530
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,041,830
500	M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	556,830
			3,630,440

Principal Amount		Security	Value
		Lease—7.2%
$1,000	M	Charlotte COP 5% 6/1/2029	$1,029,230
1,000	M	Salisbury COP 5.625% 3/1/2026	1,024,600
			2,053,830
		Other Revenue—1.9%
500	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 6/1/2038	547,445
		Pre-Refunded/Escrowed-to-Maturity—35.9%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)	1,034,320
1,000	M	Cabarrus County COP 5% 1/1/2019 (a)	1,017,630
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)	1,014,690
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)	502,679
1,000	M	Durham County COP 5% 6/1/2019 (a)	1,030,990
500	M	Harnett County COP 5% 6/1/2019 (a)	515,495
1,000	M	Monroe COP 5.5% 3/1/2019 (a)	1,026,660
140	M	North Carolina Eastern Municipal Power Agency Rev. 6% 1/1/2019	143,119
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2019 (a)	1,019,220
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,040,000
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2021 (a)	1,083,030
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	867,654
			10,295,487
		Water/Sewer—11.3%
		Cary Combined Enterprise System Revenue:
500	M	4% 12/1/2037	528,905
400	M	4% 12/1/2038	422,520
1,000	M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040	1,146,390

Portfolio of Investments (continued)

NORTH CAROLINA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Water/Sewer (Continued)
		Hillsborough Combined Utility System Revenue:
$250	M	5% 10/1/2037		$293,807
330	M	5% 10/1/2038		387,509
400	M	Oak Island Enterprise Sys. Rev. 5% 6/1/2033		460,452
				3,239,583
Total Market Value of Municipal Bonds (cost $27,865,564)			99.3%	28,501,729
Other Assets, Less Liabilities			.7	201,143
Net Assets			100.0%	$28,702,872

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	1.04%
Actual		$1,000.00	$ 997.29	$5.15
Hypothetical**		$1,000.00	$ 1,019.63	$5.21
Class B Shares	2.04%
Actual		$1,000.00	$ 992.60	$10.08
Hypothetical**		$1,000.00	$ 1,014.67	$10.19
Advisor Class Shares	1.04%
Actual		$1,000.00	$ 998.05	$5.15
Hypothetical**		$1,000.00	$ 1,019.63	$5.21
Institutional Class Shares	0.78%
Actual		$1,000.00	$ 998.88	$3.87
Hypothetical**		$1,000.00	$ 1,020.92	$3.91

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

OHIO TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—103.0%
		Education—21.3%
$750	M	Ohio State 5% 6/15/2038	$858,518
		Ohio State Higher Educational Facilities Revenue:
750	M	Oberlin College 5% 10/1/2042	853,455
500	M	University of Dayton Proj. 5.375% 12/1/2030	539,645
500	M	Ohio University General Receipts 5% 12/1/2034	573,880
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,046,220
500	M	University of Cincinnati 5% 6/1/2045	570,120
			4,441,838
		General Obligation—23.8%
250	M	Carlisle Local School District 5% 12/1/2042	281,825
500	M	Cleveland 5% 12/1/2043	572,710
350	M	Cuyahoga Community College District 5% 12/1/2037	399,493
500	M	Defiance City School District 5% 12/1/2039	550,790
250	M	Euclid City School District 5.25% 1/15/2044	284,242
500	M	Hudson City School District 4% 12/1/2037	523,120
195	M	Jefferson County Jail Construction 5.75% 12/1/2019	201,685
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,075,130
500	M	Madison Local School District Richland County 5% 12/1/2034	549,815
500	M	North Ridgeville City School District 4% 12/1/2044	519,885
			4,958,695
		Health Care—3.9%
		Franklin County Hospital Facs. Revenue:
250	M	Nationwide Children’s Hospital 4% 11/1/2044	256,457
500	M	Ohio Health Corp. 5% 5/15/2030	556,685
			813,142
		Housing—.7%
145	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	145,444

Principal Amount		Security	Value
		Other Revenue—7.7%
$500	M	Hamilton Wastewater Sys. Rev. 4% 10/1/2041	$518,290
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,081,250
			1,599,540
		Other Tax—2.8%
500	M	Franklin County Sales Tax Rev. 5% 6/1/2043	587,050
		Pre-Refunded/Escrowed-to-Maturity—22.6%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)	512,090
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)	1,031,450
375	M	Montgomery County Rev. 5.5% 5/1/2019 (a)	387,064
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2021 (a)	1,084,170
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)	407,424
250	M	6.125% 12/1/2018 (a)	254,767
1,000	M	Youngstown State University General Receipts 5.25% 6/15/2019 (a)	1,034,650
			4,711,615
		Toll & Turnpike—4.3%
		Ohio State Turnpike Commission:
300	M	5% 2/15/2028	333,054
500	M	5% 2/15/2043	575,320
			908,374
		Utilities—4.1%
750	M	Cleveland Public Power Sys. Rev. 5% 11/15/2037	857,963

Portfolio of Investments (continued)

OHIO TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Water/Sewer—11.8%
$500	M	Cincinnati Water Sys. Rev. 5% 12/1/2041		$576,650
750	M	Northeast Regl. Sewer Dist. 4% 11/15/2043		789,360
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,102,280
				2,468,290
Total Value of Municipal Bonds (cost $20,831,514)			103.0%	21,491,951
Excess of Liabilities Over Other Assets			(3.0)	(630,368)
Net Assets			100.0%	$20,861,583

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.96%
Actual		$1,000.00	$ 992.80	$4.74
Hypothetical**		$1,000.00	$ 1,020.03	$4.81
Class B Shares	3.82%
Actual		$1,000.00	$ 978.50	$18.74
Hypothetical**		$1,000.00	$ 1,005.85	$19.00
Advisor Class Shares	0.65%
Actual		$1,000.00	$ 994.26	$3.21
Hypothetical**		$1,000.00	$ 1,021.57	$3.26
Institutional Class Shares	0.69%
Actual		$1,000.00	$ 994.10	$3.41
Hypothetical**		$1,000.00	$ 1,021.37	$3.46

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

OREGON TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—103.5%
		Airport—4.0%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2031	$1,132,760
1,000	M	5% 7/1/2047	1,130,570
			2,263,330
		Appropriation—1.1%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	619,450
		Education—7.3%
1,500	M	Oregon State Facs. Auth. Rev. (Reed College) 4% 7/1/2041	1,573,980
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,406,437
1,000	M	University of Oregon 5% 4/1/2045	1,129,720
			4,110,137
		Electric—3.9%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,190,220
		General Obligation—33.6%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,061,040
2,000	M	Clackamas County School District #12, 5% 6/15/2037	2,322,120
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,096,210
1,000	M	Clackamas County School District #73 Lake Oswego 4% 6/1/2043	1,052,060
575	M	Columbia County School District #502, 5% 6/15/2036	668,098
1,000	M	Coos County School District 5% 6/15/2043	1,164,380
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,225,740
1,000	M	Marion County School District #103, 5% 6/15/2035	1,142,120
500	M	Multnomah County 4% 6/1/2043	526,030
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,083,660
1,225	M	Newport Zero Coupon 6/1/2029	866,369
1,000	M	North Marion County School District 5% 6/15/2035	1,170,930
		Oregon State:
750	M	5% 5/1/2037	883,118
250	M	5% 6/1/2037	291,175

Principal Amount		Security	Value
		General Obligation (continued)
$600	M	5% 5/1/2038	$705,930
1,000	M	5% 8/1/2042	1,161,330
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	514,295
1,000	M	Umatilla County School District #16, 5% 6/15/2033	1,130,910
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	894,720
			18,960,235
		Health Care—10.1%
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,072,160
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,838,348
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,650,105
1,000	M	5% 7/1/2034	1,159,200
			5,719,813
		Industrial Development Revenue/Pollution Control Revenue—.9%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	535,315
		Other Revenue—6.1%
2,000	M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035	2,271,260
1,000	M	Seaside Transient Lodging Tax Rev. 5% 12/15/2037	1,153,260
			3,424,520
		Other Tax—5.1%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	542,275
2,000	M	Tri-County Metropolitan Trans. Dist. 5% 9/1/2037	2,340,960
			2,883,235
		Pre-Refunded/Escrowed-to-Maturity—15.6%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)	773,587
1,500	M	5.125% 6/1/2019 (a)	1,548,870

Portfolio of Investments (continued)

OREGON TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)		$1,032,790
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)		759,488
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2020 (a)		537,335
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2020 (a)		1,065,260
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)		1,032,790
1,000	M	Port of Portland Airport Rev. 5% 7/1/2018 (a)		1,000,000
1,000	M	Salem 5% 6/1/2019 (a)		1,030,990
				8,781,110
		Transportation—.7%
375	M	Guam Port Authority Port Rev. 5% 7/1/2048 (b)		416,468
		Water/Sewer—15.1%
		Beaverton Water Revenue:
1,185	M	5% 4/1/2035		1,397,079
1,240	M	5% 4/1/2036		1,459,616
500	M	Hermiston Water & Sewer Sys. 5% 11/1/2034		553,580
		Portland Water Sys. Revenue:
2,000	M	4% 4/1/2034		2,134,380
500	M	5% 5/1/2034		540,450
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,425,277
				8,510,382
Total Value of Municipal Bonds (cost $56,206,941)			103.5%	58,414,215
Excess of Liabilities Over Other Assets			(3.5)	(1,990,136)
Net Assets			100.0%	$56,424,079

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

See notes to financial statements

Fund Expenses (unaudited)

PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.97%
Actual		$1,000.00	$ 998.64	$4.81
Hypothetical**		$1,000.00	$ 1,019.98	$4.86
Class B Shares	1.78%
Actual		$1,000.00	$ 993.96	$8.80
Hypothetical**		$1,000.00	$ 1,015.96	$8.90
Advisor Class Shares	0.72%
Actual		$1,000.00	$ 999.93	$3.57
Hypothetical**		$1,000.00	$ 1,021.22	$3.61
Institutional Class Shares	0.65%
Actual		$1,000.00	$ 999.57	$3.22
Hypothetical**		$1,000.00	$ 1,021.57	$3.26

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

PENNSYLVANIA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.2%
		Appropriation—2.8%
$1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	$1,026,290
		Education—7.0%
1,500	M	Delaware County Haverford College Rev. 5% 10/1/2042	1,708,140
290	M	Penn. St. Higher Educ. Facs. Rev. 5% 8/15/2046	331,142
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	541,325
			2,580,607
		General Obligation—25.5%
750	M	Altoona Area School District 5% 12/1/2036	837,375
250	M	Boyertown Area School District 5% 10/1/2036	278,705
1,000	M	Cheltenham Township School District 5% 3/15/2038	1,121,180
570	M	Dover Area School District 5% 4/1/2039	641,108
500	M	Hatboro-Horsham School District 5% 9/15/2039	564,245
1,000	M	Penn Delco School District 5% 6/1/2034	1,112,890
1,000	M	Pittsburgh 5% 9/1/2035	1,147,040
		Scranton School District:
200	M	5% 6/1/2037	219,660
750	M	4% 12/1/2037	759,975
1,500	M	Upper Saint Clair School District 5% 10/1/2041 (b)	1,658,805
1,000	M	Woodland Hills School District 5% 9/1/2043	1,118,440
			9,459,423
		Health Care—7.3%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,040,800
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,113,430
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	541,415
			2,695,645
		Other Revenue—4.9%
1,000	M	Commonwealth Fing. Auth. 4% 6/1/2039	1,020,510
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	785,133
			1,805,643

Principal Amount		Security	Value
		Other Tax—4.3%
$1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	$1,082,980
500	M	Pittsburgh & Allegheny County Regl. Asset Dist. 5% 2/1/2031	528,585
			1,611,565
		Pre-Refunded/Escrowed-to-Maturity—31.5%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2020 (a)	1,077,130
1,000	M	Centennial Bucks County School District 5.125% 12/15/2018 (a)	1,016,640
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (a)	278,993
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2019 (a)	1,031,650
1,000	M	Northampton County Auth. Rev. 5.5% 5/15/2019 (a)	1,034,560
1,000	M	Penn. St. Higher Educ. Facs. Rev. 5.5% 8/15/2018	1,004,840
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	5% 6/1/2019 (a)	1,030,990
1,000	M	5% 12/1/2021 (a)	1,096,690
950	M	Philadelphia School District 6% 9/1/2018 (a)	957,030
1,000	M	Reading 6.25% 11/1/2018 (a)	1,015,740
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)	1,110,120
1,000	M	West Mifflin Area School District 5.375% 10/1/2018 (a)	1,009,690
			11,664,073
		Transportation—4.0%
		Delaware River Joint Toll Bridge Comm. Revenue:
500	M	5% 7/1/2034	575,340
800	M	5% 7/1/2047	906,424
			1,481,764
		Water/Sewer—10.9%
		Capital Region Water Revenue:
350	M	5% 7/15/2035	400,788
350	M	5% 7/15/2038	398,863
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040	560,975

Portfolio of Investments (continued)

PENNSYLVANIA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Water/Sewer (continued)
$1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		$1,040,380
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		542,995
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,108,840
				4,052,841
Total Value of Municipal Bonds (cost $34,935,698)			98.2%	36,377,851
Other Assets, Less Liabilities			1.8	680,285
Net Assets			100.0%	$37,058,136

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

See notes to financial statements

Fund Expenses (unaudited)

VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18-6/30/18)*
Class A Shares	0.96%
Actual		$1,000.00	$ 993.54	$4.75
Hypothetical**		$1,000.00	$ 1,020.03	$4.81
Class B Shares	1.65%
Actual		$1,000.00	$ 990.13	$8.14
Hypothetical**		$1,000.00	$ 1,016.61	$8.25
Advisor Class Shares	0.75%
Actual		$1,000.00	$ 994.53	$3.71
Hypothetical**		$1,000.00	$ 1,021.07	$3.76
Institutional Class Shares	0.63%
Actual		$1,000.00	$ 994.59	$3.12
Hypothetical**		$1,000.00	$ 1,021.67	$3.16

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2018, and are based on the total value of investments.

Portfolio of Investments

VIRGINIA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Airport—3.5%
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
$1,000	M	5% 10/1/2026	$1,039,180
500	M	5% 10/1/2034	566,050
			1,605,230
		Appropriation—9.5%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2043	1,149,000
2,000	M	Virginia State Commonwealth Trans. Brd. Rev. 4% 5/15/2038	2,099,800
1,000	M	Western Regional Jail Facs. Rev. 5% 12/1/2037	1,135,740
			4,384,540
		Combined Utility—1.2%
500	M	Richmond Public Util. Rev. 5% 1/15/2038	553,705
		Education—9.8%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,087,700
500	M	Montgomery Cnty. Econ Dev. Auth. Rev. 4% 6/1/2036	524,850
2,500	M	University of Virginia 5% 4/1/2038	2,917,525
			4,530,075
		General Obligation—3.9%
1,000	M	Norfolk 5% 10/1/2034	1,157,730
115	M	Portsmouth 5% 2/1/2035	127,993
500	M	Powhatan County 5% 1/15/2032	523,545
			1,809,268
		Health Care—3.6%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,098,890
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	559,550
			1,658,440

Principal Amount		Security	Value
		Lease—3.1%
$1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	$1,148,670
250	M	Virginia State Public Building Auth. Rev. 5% 8/1/2031	273,687
			1,422,357
		Other Revenue—13.6%
		Fairfax Cnty. Econ Dev. Auth. Revenue:
775	M	5% 4/1/2036	894,055
800	M	5% 4/1/2037	922,224
1,000	M	Hampton Roads Transportation Rev. 5% 7/1/2042	1,164,180
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,144,010
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029	600,185
370	M	5% 11/1/2033	374,270
1,000	M	5% 11/1/2045	1,143,370
			6,242,294
		Other Tax—2.5%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,131,030
		Pre-Refunded/Escrowed-to-Maturity—36.1%
1,000	M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2020 (a)	1,053,870
1,000	M	Danville 5% 8/1/2019 (a)	1,037,160
1,000	M	Fairfax County Econ Dev. Auth. Rev. 5% 3/1/2021 (a)	1,083,030
1,000	M	Fairfax County Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)	1,031,970
500	M	Hanover County 5.25% 1/15/2021 (a)	543,175
1,000	M	Hopewell 5.875% 7/15/2019 (a)	1,043,000
1,000	M	Norfolk 5% 8/1/2023 (a)	1,142,600
885	M	Portsmouth 5% 2/1/2023 (a)	998,094
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2021 (a)	552,850
1,000	M	Richmond Public Util. Rev. 5% 1/15/2019 (a)	1,018,460
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)	1,010,460
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2021 (a)	1,905,750
1,000	M	Virginia State Public School Auth. Rev. 5% 8/1/2019 (a)	1,037,160

Portfolio of Investments (continued)

VIRGINIA TAX EXEMPT FUND

June 30, 2018

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		Virginia State Res. Auth. Infrastructure Revenue:
$575	M	5% 11/1/2018 (a)		$581,808
425	M	5% 11/1/2019 (a)		443,271
1,000	M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)		1,071,730
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2019 (a)		1,036,780
				16,591,168
		Toll & Turnpike—1.2%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053		530,410
		Transportation—5.0%
2,000	M	Washington D.C. Metro Area Trans. Rev. 5% 7/1/2042		2,306,460
		Water/Sewer—6.0%
1,000	M	Fairfax County Water Rev. 5% 4/1/2041		1,164,490
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		537,050
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,078,330
				2,779,870
Total Value of Municipal Bonds (cost $44,073,814)			99.0%	45,544,847
Other Assets, Less Liabilities			1.0	454,146
Net Assets			100.0%	$45,998,993

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

This page left intentionally blank.

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$640,962,556	$281,990,006
At value (Note 1A)	$666,465,872	$292,259,310
Cash	—	—
Receivables:
Interest	10,024,234	3,957,602
Shares sold	89,259	320,324
Other assets	41,733	18,178
Total Assets	676,621,098	296,555,414

Liabilities
Cash overdraft	14,581,895	5,116,775
Payables:
Investment securities purchased	—	4,000,265
Dividends payable	436,352	105,233
Shares redeemed	1,492,064	350,864
Accrued advisory fees	298,361	128,996
Accrued shareholder servicing costs	38,387	26,518
Accrued expenses	79,474	43,382
Total Liabilities	16,926,533	9,772,033
Net Assets	$659,694,565	$286,783,381

Net Assets Consist of:
Capital paid in	$645,679,453	$279,726,807
Undistributed net investment income (deficit)	71,472	(30,906)
Accumulated net realized loss on investments	(11,559,676)	(3,181,824)
Net unrealized appreciation in value of investments	25,503,316	10,269,304
Total	$659,694,565	$286,783,381

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$56,967,648	$36,195,877	$21,589,373	$17,241,758	$20,056,541
$59,835,294	$36,916,015	$22,690,616	$17,951,024	$20,624,768
—	—	83,505	52,381	—

795,431	523,118	327,585	219,299	244,292
11,077	2,068	28,688	100	695
3,639	2,238	1,523	1,244	1,345
60,645,441	37,443,439	23,131,917	18,224,048	20,871,100

524,991	3,632,443	—	—	173,510

1,711,264	1,521,345	—	—	574,930
30,151	18,488	10,947	13,806	7,929
72,030	20,440	1,174	157	43,167
24,125	13,449	9,480	7,557	8,254
4,005	1,768	1,965	1,203	1,310
19,843	17,844	15,586	21,632	16,693
2,386,409	5,225,777	39,152	44,355	825,793
$58,259,032	$32,217,662	$23,092,765	$18,179,693	$20,045,307

$56,863,088	$32,034,739	$22,670,972	$17,533,261	$19,664,351
542	1,707	(4,562)	(913)	(2,128)
(1,472,244)	(538,922)	(674,888)	(61,921)	(185,143)
2,867,646	720,138	1,101,243	709,266	568,227
$58,259,032	$32,217,662	$23,092,765	$18,179,693	$20,045,307

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$593,638,664	$269,090,360
Class B	$751,202	$1,177,654
Advisor Class	$57,327,985	$16,509,002
Institutional Class	$7,976,714	$6,365

Shares of beneficial interest outstanding (Note 2):
Class A	64,509,472	16,675,523
Class B	82,013	73,335
Advisor Class	6,227,693	1,021,075
Institutional Class	869,105	394

Net asset value and redemption price per share - Class A	$9.20	$16.14

Maximum offering price per share - Class A (Net asset value/.96)*	$9.58	$16.81

Net asset value and offering price per share - Class B**	$9.16	$16.06

Net asset value, offering price and redemption price per share - Advisor Class	$9.21	$16.17

Net asset value, offering price and redemption price per share - Institutional Class	$9.18	$16.14

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$50,986,715	$31,264,853	$21,381,220	$17,356,469	$19,325,721
N/A	$253,188	$148,826	$5,675	$15,835
$7,265,842	$693,299	$1,556,384	$811,197	$697,450
$6,475	$6,322	$6,335	$6,352	$6,301

4,110,775	2,433,852	1,881,174	1,495,695	1,660,254
N/A	19,698	13,119	491	1,367
587,047	54,254	136,541	69,608	59,885
523	488	556	547	541

$12.40	$12.85	$11.37	$11.60	$11.64

$12.92	$13.39	$11.84	$12.08	$12.13

N/A	$12.85	$11.34	$11.56	$11.58

$12.38	$12.78	$11.40	$11.65	$11.65

$12.38	$12.96	$11.40	$11.61	$11.65

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

	NEW JERSEY	NEW YORK
Assets
Investments in securities:
At identified cost	$46,830,143	$165,907,589
At value (Note 1A)	$48,900,437	$172,159,651
Cash	317,980	—
Receivables:
Interest	737,457	2,281,741
Shares sold	6,159	72,660
Other assets	3,161	10,276
Total Assets	49,965,194	174,524,328

Liabilities
Cash overdraft	—	2,739,049
Payables:
Investment securities purchased	414,244	3,880,569
Dividends payable	22,675	92,151
Shares redeemed	10,668	245,956
Accrued advisory fees	20,325	68,822
Accrued shareholder servicing costs	2,976	11,061
Accrued expenses	19,712	43,058
Total Liabilities	490,600	7,080,666
Net Assets	$49,474,594	$167,443,662

Net Assets Consist of:
Capital paid in	$47,910,412	$164,267,618
Undistributed net investment income (deficit)	752	6,024
Accumulated net realized loss on investments	(506,864)	(3,082,042)
Net unrealized appreciation in value of investments	2,070,294	6,252,062
Total	$49,474,594	$167,443,662

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$27,865,564	$20,831,514	$56,206,941	$34,935,698	$44,073,814
$28,501,729	$21,491,951	$58,414,215	$36,377,851	$45,544,847
—	—	—	2,075,168	—

332,697	152,185	584,965	327,790	625,507
—	—	1,106	714	3,367
1,612	1,419	3,452	2,344	2,913
28,836,038	21,645,555	59,003,738	38,783,867	46,176,634

89,550	748,518	2,059,215	—	57,827

—	—	415,339	1,638,435	—
12,215	10,500	25,101	40,162	35,782
4,339	3	32,787	11,700	43,355
11,874	8,613	23,282	15,204	19,029
2,164	1,104	3,421	2,152	2,353
13,024	15,234	20,514	18,078	19,295
133,166	783,972	2,579,659	1,725,731	177,641
$28,702,872	$20,861,583	$56,424,079	$37,058,136	$45,998,993

$28,716,008	$20,409,630	$55,724,952	$35,655,795	$45,738,447
(2,607)	(2,608)	1,136	(1,216)	3,997
(646,694)	(205,876)	(1,509,283)	(38,596)	(1,214,484)
636,165	660,437	2,207,274	1,442,153	1,471,033
$28,702,872	$20,861,583	$56,424,079	$37,058,136	$45,998,993

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

	NEW JERSEY	NEW YORK
Net Assets:
Class A	$46,457,994	$155,720,255
Class B	$274,257	$1,144,405
Advisor Class	$2,735,907	$10,572,632
Institutional Class	$6,436	$6,370

Shares of beneficial interest outstanding (Note 2):
Class A	3,721,434	11,234,964
Class B	22,086	82,671
Advisor Class	219,442	762,259
Institutional Class	517	459

Net asset value and redemption price per share - Class A	$12.48	$13.86

Maximum offering price per share - Class A (Net asset value/.96)*	$13.00	$14.44

Net asset value and offering price per share - Class B**	$12.42	$13.84

Net asset value, offering price and redemption price per share - Advisor Class	$12.47	$13.87

Net asset value, offering price and redemption price per share - Institutional Class	$12.45	$13.88

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$24,630,996	$20,811,157	$51,584,623	$35,727,269	$45,649,813
$22,504	$29,798	$3,566	$78,466	$95,232
$4,043,097	$14,292	$4,829,536	$1,245,989	$247,597
$6,275	$6,336	$6,354	$6,412	$6,351

1,914,324	1,736,830	3,938,838	2,829,860	3,597,498
1,755	2,487	276	6,271	7,565
313,544	1,207	369,417	98,532	19,554
488	523	486	508	497

$12.87	$11.98	$13.10	$12.63	$12.69

$13.41	$12.48	$13.65	$13.16	$13.22

$12.82	$11.98	$12.94	$12.51	$12.59

$12.89	$11.84	$13.07	$12.65	$12.66

$12.85	$12.12	$13.07	$12.62	$12.77

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Six Months Ended June 30, 2018

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest income	$15,073,597	$5,849,737
Expenses (Notes 1 and 5):
Advisory fees	1,962,218	801,257
Distribution plan expenses-Class A	894,390	402,930
Distribution plan expenses-Class B	3,976	6,630
Shareholder servicing costs - Class A	186,139	114,051
Shareholder servicing costs - Class B	547	757
Shareholder servicing costs - Advisor Class	25,889	11,942
Shareholder servicing costs - Institutional Class	1,126	204
Professional fees	51,451	36,101
Registration fees	57,999	39,000
Custodian fees	10,411	7,829
Reports to shareholders	17,662	12,057
Trustees' fees	20,379	8,901
Other expenses	34,601	12,811
Total expenses	3,266,788	1,454,470
Less: Expenses waived	(148,518)	(12,405)
Less: Expenses paid indirectly	(3,437)	(1,472)
Net expenses	3,114,833	1,440,593
Net investment income	11,958,764	4,409,144

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain (loss) on investments	(1,361,434)	(966,464)
Net unrealized depreciation of investments	(14,069,319)	(6,405,563)
Net loss on investments	(15,430,753)	(7,372,027)
Net Decrease in Net Assets Resulting from Operations	$(3,471,989)	$(2,962,883)

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$1,246,711	$693,459	$519,513	$439,720	$407,521

166,035	101,499	69,009	57,504	60,559
77,430	49,466	32,218	27,464	29,122
N/A	1,298	738	122	177
20,463	8,954	9,443	6,224	5,614
N/A	200	33	9	30
1,697	170	618	208	497
2	2	2	2	2
9,850	8,999	9,606	8,951	9,400
1,900	1,175	6,149	4,250	1,100
2,926	2,285	2,045	1,703	1,620
3,818	2,953	2,704	2,477	2,703
1,815	1,055	713	598	626
7,122	5,839	4,924	4,533	5,702
293,058	183,895	138,202	114,045	117,152
(19,513)	(16,917)	(11,502)	(9,584)	(10,093)
(364)	(181)	(148)	(80)	(127)
273,181	166,797	126,552	104,381	106,932
973,530	526,662	392,961	335,339	300,589

6,447	(71,709)	(26,062)	(35,285)	(33,515)
(1,093,820)	(654,338)	(519,855)	(360,302)	(397,763)
(1,087,373)	(726,047)	(545,917)	(395,587)	(431,278)
$(113,843)	$(199,385)	$(152,956)	$(60,248)	$(130,689)

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Six Months Ended June 30, 2018

	NEW JERSEY	NEW YORK
Investment Income
Interest income	$1,070,799	$3,558,716
Expenses (Notes 1 and 5):
Advisory fees	140,380	472,514
Distribution plan expenses-Class A	70,256	233,627
Distribution plan expenses-Class B	1,277	5,791
Shareholder servicing costs - Class A	14,197	51,356
Shareholder servicing costs - Class B	156	340
Shareholder servicing costs - Advisor Class	1,122	2,741
Shareholder servicing costs - Institutional Class	2	2
Professional fees	8,979	19,300
Registration fees	1,260	3,425
Custodian fees	2,483	4,140
Reports to shareholders	3,157	5,980
Trustees' fees	1,535	5,155
Other expenses	6,311	10,529
Total expenses	251,115	814,900
Less: Expenses waived	(16,504)	(55,450)
Less: Expenses paid indirectly	(328)	(956)
Net expenses	234,283	758,494
Net investment income	836,516	2,800,222

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain (loss) on investments	(40,774)	(171,702)
Net unrealized depreciation of investments	(1,139,602)	(3,696,873)
Net loss on investments	(1,180,376)	(3,868,575)
Net Decrease in Net Assets Resulting from Operations	$(343,860)	$(1,068,353)

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$638,187	$430,702	$1,086,197	$838,392	$913,392

89,166	62,536	156,950	112,304	140,053
37,012	31,188	76,886	54,117	69,598
133	149	26	425	473
8,846	6,152	17,432	10,245	12,236
8	54	59	71	23
4,504	32	1,196	655	137
2	2	2	2	2
10,149	8,909	10,250	7,855	10,250
1,076	751	1,599	1,351	1,026
2,034	1,694	2,749	2,704	2,038
1,553	2,402	3,460	2,778	3,130
928	643	1,708	1,159	1,448
5,047	5,021	7,245	5,994	6,883
160,458	119,533	279,562	199,660	247,297
(14,861)	(10,423)	(18,317)	(18,717)	(23,342)
(151)	(99)	(278)	(227)	(331)
145,446	109,011	260,967	180,716	223,624
492,741	321,691	825,230	657,676	689,768

(90,600)	(17,873)	(61,737)	(38,596)	45,109
(634,236)	(353,155)	(1,154,881)	(687,920)	(1,057,714)
(724,836)	(371,028)	(1,216,618)	(726,516)	(1,012,605)
$(232,095)	$(49,337)	$(391,388)	$(68,840)	$(322,837)

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$11,958,764	$25,244,320
Net realized gain (loss) on investments	(1,361,434)	487,935
Net unrealized appreciation (depreciation) of investments	(14,069,319)	(6,091,398)
Net increase (decrease) in net assets resulting from operations	(3,471,989)	19,640,857

Dividends to Shareholders
Net investment income-Class A	(10,902,632)	(23,731,611)
Net investment income-Class B	(11,462)	(28,672)
Net investment income-Advisor Class	(1,076,428)	(1,879,906)
Net investment income-Institutional Class	(145,810)	(32,648)
Total dividends	(12,136,332)	(25,672,837)

Trust Share Transactions
Class A:
Proceeds from shares sold	18,483,591	62,102,773
Reinvestment of dividends	8,452,788	18,273,669
Cost of shares redeemed	(36,986,408)	(64,975,043)
	(10,050,029)	15,401,399
Class B:
Proceeds from shares sold	5,875	31,442
Reinvestment of dividends	9,127	23,390
Cost of shares redeemed	(79,200)	(232,486)
	(64,198)	(177,654)
Advisor Class:
Proceeds from shares sold	12,693,554	33,088,511
Reinvestment of dividends	969,683	1,731,474
Cost of shares redeemed	(9,307,514)	(16,036,948)
	4,355,723	18,783,037
Institutional Class:
Proceeds from shares sold	4,173,803	5,814,975
Reinvestment of dividends	122	265
Cost of shares redeemed	(172,906)	(5,443,559)
	4,001,019	371,681
Net increase (decrease) from trust share transactions	(1,757,485)	34,378,463
Net increase (decrease) in net assets	(17,365,806)	28,346,483

Net Assets
Beginning of period	677,060,371	648,713,888
End of period +	$659,694,565	$677,060,371
+ Includes undistributed net investment income (deficit) of	$71,472	$249,040

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA			CONNECTICUT
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17		1/1/18 to 6/30/18	1/1/17 to 12/31/17

$4,409,144	$9,401,420	$973,530	$1,916,264		$526,662	$1,115,607
(966,464)	3,671,750	6,447	(11,435)		(71,709)	11,399
(6,405,563)	(2,193,281)	(1,093,820)	248,529		(654,338)	(228,765)
(2,962,883)	10,879,889	(113,843)	2,153,358		(199,385)	898,241

(4,150,454)	(10,025,548)	(853,080)	(1,722,801)		(511,622)	(1,130,482)
(15,639)	(53,631)	N/A	—		(3,016)	(8,853)
(259,733)	(251,895)	(126,628)	(224,186)		(10,002)	(11,070)
(22,507)	(8,331)	(116)	(232)		(106)	(209)
(4,448,333)	(10,339,405)	(979,824)	(1,947,219)		(524,746)	(1,150,614)

14,830,866	37,130,953	4,290,733	9,765,161		999,854	3,340,641
3,560,841	8,641,380	693,524	1,395,574		404,737	887,055
(22,828,537)	(34,239,771)	(7,023,266)	(6,006,621)		(4,330,584)	(3,894,441)
(4,436,830)	11,532,562	(2,039,009)	5,154,114		(2,925,993)	333,255

33,046	19,194	N/A	—		341	9,734
11,394	36,595	N/A	17		1,788	5,855
(289,637)	(833,663)	N/A	(2,429	)(a)	(42,296)	(219,834)
(245,197)	(777,874)	N/A	(2,412)		(40,167)	(204,245)

2,950,628	11,412,154	1,660,425	2,814,657		148,858	461,084
235,976	187,663	105,611	185,508		9,978	9,634
(1,317,178)	(2,573,817)	(1,436,235)	(1,814,378)		(21,653)	(18,007)
1,869,426	9,026,000	329,801	1,185,787		137,183	452,711

—	8,425,374	—	—		—	—
108	241	116	232		106	209
(8,352,218)	—	—	—		—	—
(8,352,110)	8,425,615	116	232		106	209
(11,164,711)	28,206,303	(1,709,092)	6,337,721		(2,828,871)	581,930
(18,575,927)	28,746,787	(2,802,759)	6,543,860		(3,553,002)	329,557

305,359,308	276,612,521	61,061,791	54,517,931		35,770,664	35,441,107
$286,783,381	$305,359,308	$58,259,032	$61,061,791		$32,217,662	$35,770,664
$(30,906)	$8,284	$542	$6,836		$1,707	$(209)

(a)	California Class B shares were liquidated on April 12, 2017.

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Trust Shares Issued and Redeemed
Class A:
Sold	2,001,577	6,542,816
Issued for dividends reinvested	915,967	1,927,643
Redeemed	(4,004,264)	(6,849,752)
Net increase (decrease) in Class A trust shares outstanding	(1,086,720)	1,620,707

Class B:
Sold	638	3,329
Issued for dividends reinvested	994	2,478
Redeemed	(8,627)	(24,607)
Net decrease in Class B trust shares outstanding	(6,995)	(18,800)

Advisor Class:
Sold	1,371,601	3,485,408
Issued for dividends reinvested	105,062	182,769
Redeemed	(1,006,499)	(1,695,344)
Net increase in Advisor Class trust shares outstanding	470,164	1,972,833

Institutional Class:
Sold	449,279	619,677
Issued for dividends reinvested	13	28
Redeemed	(18,855)	(578,729)
Net increase (decrease) in Institutional Class trust shares outstanding	430,437	40,976

(a)	California Class B shares were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA			CONNECTICUT
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17		1/1/18 to 6/30/18	1/1/17 to 12/31/17

916,834	2,238,246	345,247	770,423		77,707	252,535
220,304	521,064	55,880	110,135		31,432	67,245
(1,408,817)	(2,063,451)	(565,359)	(474,521)		(336,559)	(295,097)
(271,679)	695,859	(164,232)	406,037		(227,420)	24,683

2,066	1,165	N/A	—		26	737
708	2,218	N/A	1		139	443
(18,053)	(50,519)	N/A	(195	)(a)	(3,262)	(16,653)
(15,279)	(47,136)	N/A	(194)		(3,097)	(15,473)

182,064	691,812	134,174	222,580		11,616	35,120
14,571	11,307	8,527	14,673		779	735
(81,302)	(155,010)	(115,525)	(143,634)		(1,692)	(1,372)
115,333	548,109	27,176	93,619		10,703	34,483

—	508,352	—	—		—	—
7	14	9	19		8	16
(508,352)	—	—	—		—	—
(508,345)	508,366	9	19		8	16

(a)	California Class B shares were liquidated on April 12, 2017.

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$392,961	$824,612
Net realized (loss) gain on investments	(26,062)	8,122
Net unrealized appreciation (depreciation) of investments	(519,855)	(101,257)
Net increase (decrease) in net assets resulting from operations	(152,956)	731,477

Dividends to Shareholders
Net investment income-Class A	(375,261)	(801,990)
Net investment income-Class B	(2,092)	(4,053)
Net investment income-Advisor Class	(25,744)	(37,812)
Net investment income-Institutional Class	(118)	(232)
Total dividends	(403,215)	(844,087)

Trust Share Transactions
Class A:
Proceeds from shares sold	547,516	2,318,477
Reinvestment of dividends	306,966	639,047
Cost of shares redeemed	(1,378,613)	(3,535,210)
	(524,131)	(577,686)
Class B:
Proceeds from shares sold	2,400	4,800
Reinvestment of dividends	2,092	4,053
Cost of shares redeemed	(2,941)	(2,616)
	1,551	6,237
Advisor Class:
Proceeds from shares sold	457,796	761,574
Reinvestment of dividends	25,392	35,439
Cost of shares redeemed	(18,767)	(589,557)
	464,421	207,456
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of dividends	118	232
Cost of shares redeemed	—	—
	118	232
Net increase (decrease) from trust share transactions	(58,041)	(363,761)
Net increase (decrease) in net assets	(614,212)	(476,371)

Net Assets
Beginning of period	23,706,977	24,183,348
End of period +	$23,092,765	$23,706,977
+ Includes undistributed net investment income (deficit) of	$(4,562)	$5,692

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17

$335,339	$688,972	$300,589	$679,822	$836,516	$1,698,118
(35,285)	25,502	(33,515)	(61,734)	(40,774)	64,147
(360,302)	(189,357)	(397,763)	(23,034)	(1,139,602)	268,088
(60,248)	525,117	(130,689)	595,054	(343,860)	2,030,353

(320,268)	(722,939)	(290,660)	(659,716)	(791,381)	(1,621,889)
(346)	(2,018)	(380)	(1,743)	(3,338)	(9,214)
(15,786)	(10,405)	(11,656)	(30,886)	(44,615)	(65,109)
(119)	(244)	(103)	(228)	(115)	(231)
(336,519)	(735,606)	(302,799)	(692,573)	(839,449)	(1,696,443)

375,879	2,024,705	493,514	1,734,192	1,763,028	3,749,281
237,492	542,403	237,466	537,261	653,975	1,330,607
(2,564,170)	(1,833,113)	(1,085,052)	(1,464,455)	(3,753,138)	(4,183,029)
(1,950,799)	733,995	(354,072)	806,998	(1,336,135)	896,859

—	—	1	—	37,770	15,500
340	2,013	363	1,743	3,223	7,933
(41,039)	(38,575)	(28,844)	(24,868)	(64,658)	(114,674)
(40,699)	(36,562)	(28,480)	(23,125)	(23,665)	(91,241)

165,304	626,548	89,925	456,046	671,690	1,170,113
15,546	9,666	11,342	29,509	41,691	57,685
(81,798)	(64,508)	(300,203)	(144,603)	(38,372)	(411,677)
99,052	571,706	(198,936)	340,952	675,009	816,121

—	—	—	—	—	—
119	244	103	228	115	231
—	—	—	—	—	—
119	244	103	228	115	231
(1,892,327)	1,269,383	(581,385)	1,125,053	(684,676)	1,621,970
(2,289,094)	1,058,894	(1,014,873)	1,027,534	(1,867,985)	1,955,880

20,468,787	19,409,893	21,060,180	20,032,646	51,342,579	49,386,699
$18,179,693	$20,468,787	$20,045,307	$21,060,180	$49,474,594	$51,342,579
$(913)	$268	$(2,128)	$82	$752	$3,685

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Trust Shares Issued and Redeemed
Class A:
Sold	47,940	197,373
Issued for dividends reinvested	26,871	54,501
Redeemed	(120,440)	(301,637)
Net increase (decrease) in Class A trust shares outstanding	(45,629)	(49,763)

Class B:
Sold	210	410
Issued for dividends reinvested	183	346
Redeemed	(257)	(224)
Net increase (decrease) in Class B trust shares outstanding	136	532

Advisor Class:
Sold	39,784	64,794
Issued for dividends reinvested	2,217	3,014
Redeemed	(1,642)	(50,152)
Net increase (decrease) in Advisor Class trust shares outstanding	40,359	17,656

Institutional Class:
Sold	—	—
Issued for dividends reinvested	10	19
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	10	19

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17

32,268	170,039	42,256	145,083	140,073	292,864
20,400	45,470	20,364	45,026	52,241	104,023
(220,030)	(153,554)	(92,997)	(122,564)	(298,384)	(326,738)
(167,362)	61,955	(30,377)	67,545	(106,070)	70,149

—	—	—	—	3,040	1,217
29	169	31	146	259	623
(3,535)	(3,244)	(2,483)	(2,107)	(5,172)	(8,998)
(3,506)	(3,075)	(2,452)	(1,961)	(1,873)	(7,158)

14,016	52,556	7,712	38,285	53,525	91,689
1,330	809	972	2,472	3,335	4,516
(7,021)	(5,383)	(25,685)	(12,138)	(3,068)	(32,254)
8,325	47,982	(17,001)	28,619	53,792	63,951

—	—	—	—	—	—
10	21	9	19	9	18
—	—	—	—	—	—
10	21	9	19	9	18

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,800,222	$5,717,250
Net realized gain (loss) on investments	(171,702)	603,952
Net unrealized appreciation (depreciation) of investments	(3,696,873)	(930,996)
Net increase (decrease) in net assets resulting from operations	(1,068,353)	5,390,206

Dividends to Shareholders
Net investment income-Class A	(2,605,651)	(5,524,866)
Net investment income-Class B	(15,368)	(34,897)
Net investment income-Advisor Class	(180,957)	(306,744)
Net investment income-Institutional Class	(116)	(236)
Total dividends	(2,802,092)	(5,866,743)

Trust Share Transactions
Class A:
Proceeds from shares sold	5,852,639	21,075,812
Reinvestment of dividends	2,051,552	4,325,140
Cost of shares redeemed	(9,074,137)	(16,582,104)
	(1,169,946)	8,818,848
Class B:
Proceeds from shares sold	3,300	6,800
Reinvestment of dividends	7,845	22,091
Cost of shares redeemed	(66,599)	(70,718)
	(55,454)	(41,827)
Advisor Class:
Proceeds from shares sold	1,528,899	4,557,980
Reinvestment of dividends	175,773	278,013
Cost of shares redeemed	(472,220)	(2,534,823)
	1,232,452	2,301,170
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of dividends	116	236
Cost of shares redeemed	—	—
	116	236
Net increase (decrease) from trust share transactions	7,168	11,078,427
Net increase (decrease) in net assets	(3,863,277)	10,601,890

Net Assets
Beginning of period	171,306,939	160,705,049
End of period +	$167,443,662	$171,306,939
+ Includes undistributed net investment income (deficit) of	$6,024	$7,894

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17

$492,741	$956,481	$321,691	$730,746
(90,600)	(222,494)	(17,873)	36,248
(634,236)	125,497	(353,155)	(223,572)
(232,095)	859,484	(49,337)	543,422

(409,182)	(805,912)	(324,805)	(796,278)
(348)	(1,481)	(324)	(1,146)
(86,775)	(154,075)	(278)	(604)
(111)	(228)	(106)	(232)
(496,416)	(961,696)	(325,513)	(798,260)

1,251,814	6,004,833	475,470	1,464,586
338,713	648,205	258,353	628,332
(1,377,737)	(3,021,221)	(694,268)	(2,145,714)
212,790	3,631,817	39,555	(52,796)

—	—	600	1,200
347	1,375	324	1,127
(24,139)	(19,752)	(1,255)	(45,538)
(23,792)	(18,377)	(331)	(43,211)

813,021	5,852,180	3,482	9,343
82,323	149,587	279	596
(3,603,510)	(1,442,318)	(10,020)	—
(2,708,166)	4,559,449	(6,259)	9,939

—	—	—	—
111	228	106	232
—	—	—	—
111	228	106	232
(2,519,057)	8,173,117	33,071	(85,836)
(3,247,568)	8,070,905	(341,779)	(340,674)

31,950,440	23,879,535	21,203,362	21,544,036
$28,702,872	$31,950,440	$20,861,583	$21,203,362
$(2,607)	$1,069	$(2,608)	$1,214

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Trust Shares Issued and Redeemed
Class A:
Sold	420,533	1,477,008
Issued for dividends reinvested	147,679	303,403
Redeemed	(652,360)	(1,161,996)
Net increase (decrease) in Class A trust shares outstanding	(84,148)	618,415

Class B:
Sold	237	477
Issued for dividends reinvested	566	1,552
Redeemed	(4,788)	(4,971)
Net decrease in Class B trust shares outstanding	(3,985)	(2,942)

Advisor Class:
Sold	109,907	319,261
Issued for dividends reinvested	12,646	19,493
Redeemed	(33,931)	(177,346)
Net increase (decrease) in Advisor Class trust shares outstanding	88,622	161,408

Institutional Class:
Sold	—	—
Issued for dividends reinvested	8	17
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	8	17

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17

96,589	453,696	39,607	118,581
26,236	49,059	21,532	51,050
(106,607)	(228,518)	(57,823)	(173,855)
16,218	274,237	3,316	(4,224)

—	—	50	97
27	104	27	92
(1,863)	(1,490)	(104)	(3,689)
(1,836)	(1,386)	(27)	(3,500)

62,699	440,748	294	765
6,359	11,307	23	49
(278,187)	(108,827)	(845)	—
(209,129)	343,228	(528)	814

—	—	—	—
9	18	9	19
—	—	—	—
9	18	9	19

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Increase (Decrease) in Net Assets From Operations
Net investment income	$825,230	$1,672,012
Net realized gain (loss) on investments	(61,737)	(22,997)
Net unrealized appreciation (depreciation) of investments	(1,154,881)	346,267
Net increase (decrease) in net assets resulting from operations	(391,388)	1,995,282

Distributions to Shareholders
Net investment income-Class A	(756,641)	(1,648,141)
Net investment income-Class B	(33)	(667)
Net investment income-Advisor Class	(68,144)	(122,450)
Net investment income-Institutional Class	(101)	(215)
Net realized gains-Class A	—	—
Net realized gains-Class B	—	—
Net realized gains-Advisor Class	—	—
Net realized gains-Institutional Class	—	—
Total distributions	(824,919)	(1,771,473)

Trust Share Transactions
Class A:
Proceeds from shares sold	3,259,293	5,707,954
Reinvestment of distributions	624,136	1,354,003
Cost of shares redeemed	(3,382,399)	(6,541,011)
	501,030	520,946
Class B:
Proceeds from shares sold	1,260	2,520
Reinvestment of distributions	30	634
Cost of shares redeemed	(4,115)	(54,196)
	(2,825)	(51,042)
Advisor Class:
Proceeds from shares sold	1,089,932	2,346,348
Reinvestment of distributions	54,910	84,928
Cost of shares redeemed	(325,682)	(1,394,116)
	819,160	1,037,160
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of distributions	101	215
Cost of shares redeemed	—	—
	101	215
Net increase (decrease) from trust share transactions	1,317,466	1,507,279
Net increase (decrease) in net assets	101,159	1,731,088

Net Assets
Beginning of period	56,322,920	54,591,832
End of period +	$56,424,079	$56,322,920
+ Includes undistributed net investment income (deficit) of	$1,136	$825

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17

$657,676	$1,339,377	$689,768	$1,373,373
(38,596)	85,468	45,109	164,945
(687,920)	(266,128)	(1,057,714)	245,539
(68,840)	1,158,717	(322,837)	1,783,857

(635,691)	(1,360,714)	(682,041)	(1,383,331)
(1,173)	(3,997)	(1,077)	(1,957)
(23,888)	(46,315)	(2,902)	(5,969)
(122)	(255)	(103)	(197)
—	(82,335)	—	—
—	(225)	—	—
—	(2,888)	—	—
—	(14)	—	—
(660,874)	(1,496,743)	(686,123)	(1,391,454)

653,007	5,677,889	839,245	4,563,012
383,824	908,584	460,353	934,337
(1,821,876)	(2,479,079)	(2,776,648)	(3,678,433)
(785,045)	4,107,394	(1,477,050)	1,818,916

600	12,100	—	35,100
600	2,798	1,077	1,953
(21,849)	(81,377)	(1,078)	(10,024)
(20,649)	(66,479)	(1)	27,029

183,378	507,958	205,858	102,447
18,312	35,228	1,670	3,851
(211,751)	(190,250)	(120,496)	(118,400)
(10,061)	352,936	87,032	(12,102)

—	—	—	—
122	269	103	197
—	—	—	—
122	269	103	197
(815,633)	4,394,120	(1,389,916)	1,834,040
(1,545,347)	4,056,094	(2,398,876)	2,226,443

38,603,483	34,547,389	48,397,869	46,171,426
$37,058,136	$38,603,483	$45,998,993	$48,397,869
$(1,216)	$1,982	$3,997	$350

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	1/1/18 to 6/30/18	1/1/17 to 12/31/17
Trust Shares Issued and Redeemed
Class A:
Sold	248,513	426,134
Issued for distributions reinvested	47,584	101,094
Redeemed	(257,743)	(487,836)
Net increase (decrease) in Class A trust shares outstanding	38,354	39,392

Class B:
Sold	97	189
Issued for distributions reinvested	2	47
Redeemed	(318)	(4,073)
Net increase (decrease) in Class B trust shares outstanding	(219)	(3,837)

Advisor Class:
Sold	83,225	175,710
Issued for distributions reinvested	4,195	6,357
Redeemed	(24,857)	(104,478)
Net increase (decrease) in Advisor Class trust shares outstanding	62,563	77,589

Institutional Class:
Sold	—	—
Issued for distributions reinvested	7	17
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	7	17

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
1/1/18 to 6/30/18	1/1/17 to 12/31/17	1/1/18 to 6/30/18	1/1/17 to 12/31/17

51,403	437,637	65,735	351,189
30,341	70,071	36,201	72,170
(144,079)	(191,107)	(217,593)	(284,200)
(62,335)	316,601	(115,657)	139,159

48	942	—	2,751
48	217	85	152
(1,739)	(6,321)	(85)	(783)
(1,643)	(5,162)	—	2,120

14,439	39,068	16,217	7,938
1,445	2,712	132	298
(16,712)	(14,698)	(9,481)	(9,160)
(828)	27,082	6,868	(924)

—	—	—	—
10	20	8	15
—	—	—	—
10	20	8	15

Notes to Financial Statements

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”). Effective August 21, 2018, the no AMT mandate was removed from the investment objective of the Fund.

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return. Effective August 21, 2018, the no AMT mandate was removed from the investment objective of the Fund.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT. Effective August 21, 2018, the no AMT mandate was removed from the investment objective of the Funds.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determining value. If prices are not readily available or are determined to be unreliable, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2018:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	—	$666,465,872	—
Tax Exempt Opportunities	—	292,259,310	—
California	—	59,835,294	—
Connecticut	—	33,916,015	—
Massachusetts	—	22,390,616	—
Michigan	—	17,951,024	—
Minnesota	—	20,624,768	—
New Jersey	—	48,900,437	—
New York	—	172,159,651	—
North Carolina	—	28,501,729	—
Ohio	—	21,491,951	—
Oregon	—	58,414,215	—
Pennsylvania	—	36,377,851	—
Virginia	—	45,544,847	—
Investments in Short-Term Tax Exempt Investments:
Connecticut	—	$3,000,000	—
Massachusetts	—	300,000	—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2017, capital loss carryovers were as follows:

		Not Subject to Expiration
Fund	Total	Short Term	Long Term
Tax Exempt Income	$10,198,242	$9,687,574	$510,668
Tax Exempt Opportunities	2,215,361	2,215,361	—
California	1,478,691	918,881	559,810
Connecticut	467,213	199,850	267,363
Massachusetts	648,826	430,254	218,572
Michigan	26,636	26,636	—
Minnesota	151,628	151,628	—
New Jersey	466,090	120,432	345,658
New York	2,910,340	1,873,487	1,036,853
North Carolina	556,095	314,310	241,785
Ohio	188,003	188,003	—
Oregon	1,447,546	843,438	604,108
Virginia	1,259,591	842,226	417,365

During the year ended December 31, 2017, the following Funds utilized/expired capital loss carryovers

	Utilized	Expired
Tax Exempt Income	$474,746	$—
Tax Exempt Opportunities	1,640,444	—
Connecticut	62,483	—
Massachusetts	3,556	—
Michigan	5,445	—
New Jersey	65,720	—
New York	527,744	634,149
North Carolina	972	—
Oregon	5,881	—
Virginia	83,647	289,554

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 – 2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on, the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the six months ended June 30, 2018, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $8,179 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2018, the Funds had no investments in futures contracts or options.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2018, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the six months ended June 30, 2018, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2018, the Funds had no investments in MMD Rate Locks.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”), except for California Tax Exempt Fund whose Class B shares were liquidated on April 12, 2017. Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 4.00% of the amount invested (effective January 31, 2017, the maximum sales charge on Class A shares was changed from 5.75% to 4.00%) and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

4. Security Transactions—For the six months ended June 30, 2018, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$233,486,043	$229,305,945
Tax Exempt Opportunities	202,829,360	209,095,736
California	12,711,305	12,278,875
Connecticut	5,656,020	7,613,490
Massachusetts	555,665	1,268,641
Michigan	2,966,525	4,881,654
Minnesota	4,005,415	4,358,629
New Jersey	4,047,115	5,250,557
New York	25,093,012	17,418,655
North Carolina	6,218,475	8,404,697
Ohio	5,042,784	5,063,967
Oregon	14,507,397	11,352,106
Pennsylvania	11,217,166	12,286,500
Virginia	6,160,380	7,269,676

At June 30, 2018, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$640,962,556	$25,863,353	$360,037	$25,503,316
Tax Exempt Opportunities	281,990,006	10,404,987	135,683	10,269,304
California	56,967,648	2,867,646	—	2,867,646
Connecticut	36,195,877	817,709	97,571	720,138
Massachusetts	21,589,373	1,106,419	5,176	1,101,243
Michigan	17,241,758	710,491	1,225	709,266
Minnesota	20,056,541	616,372	48,145	568,227
New Jersey	46,830,143	2,087,868	17,574	2,070,294
New York	165,907,589	6,397,323	145,261	6,252,062
North Carolina	27,865,564	642,125	5,960	636,165
Ohio	20,831,514	676,344	15,907	660,437
Oregon	56,206,941	2,239,265	31,991	2,207,274
Pennsylvania	34,935,698	1,442,153	—	1,442,153
Virginia	44,073,814	1,501,498	30,465	1,471,033

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investor Services (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2018, total trustees’ fees accrued by the Funds amounted to $46,663.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Tax Exempt Income Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund – .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six month period ended June 30, 2018, FIMCO has waived advisory fees in excess of .55% for the Tax Exempt Income Fund and .50% for each of the Single State Tax Exempt Funds listed above.

Tax Exempt Opportunities Fund – During the period January 1, 2018 through January 31, 2018, the rate was .60% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. Effective January 31, 2018, the rate was .55% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .49% on average daily net assets over $1.5 billion. FIMCO waived advisory fees in excess of .55% for the period January 1, 2018 through January 30, 2018.

California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund – During the period January 1, 2018 through April 30, 2018, the rate was .60% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. Effective May 1, 2018, the rate was .50% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .44% on average daily net assets over $1.5 billion. FIMCO waived advisory fees in excess of .50% for the period January 1, 2018 through April 30, 2018.

For the six months ended June 30, 2018, advisory fees accrued by the Funds to FIMCO were $4,391,984 of which $386,146 was waived by FIMCO as noted above.

Green Square Capital Advisors, LLC serves as a subadviser to Tax Exempt Income Fund and Tax Exempt Opportunities Fund. The subadviser is paid by FIMCO and not by the Funds.

For the six months ended June 30, 2018, FFS, as underwriter, received $913,040 in commissions from the sale of shares of the Funds after allowing $149,597 to other dealers. Shareholder servicing costs included $398,380 in transfer agent fees accrued to FIS.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2018

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2018, total distribution plan fees accrued to FFS by the Funds amounted to $2,106,919.

6. Reorganization of State Tax Exempt Funds into Tax Exempt Opportunities Fund—On April 19, 2018, the Board of Trustees (the “Board”) of the First Investors Tax Exempt Funds (the “Tax Exempt Trust”) approved a Plan of Reorganization and Termination (the “Plan”) pursuant to which the First Investors Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia tax Exempt Fund, (collectively, “State Tax Exempt Funds”), each a series of the Tax Exempt Trust, would be reorganized into First Investors Tax Exempt Opportunities Fund (“Tax Exempt Opportunities Fund”), also a series of the Tax Exempt Trust. Each of these transactions is referred to herein as a Reorganization.

Shareholders of each State Tax Exempt Fund will be asked to consider and approve the Plan at special meetings of shareholders expected to be held during the fourth calendar quarter of 2018.

State Tax Exempt Fund shareholders will receive, prior to the shareholder meeting for that State Tax Exempt Fund, a Prospectus and Proxy Statement that will describe, among other things, the investment objectives, policies and risks of each Fund in that Reorganization and the terms of the Plan. If the Plan is approved by shareholders of a State Tax Exempt Fund, the Reorganization, with respect to that State Tax Exempt Fund, will take place during the fourth calendar quarter of 2018 and, pursuant to the Plan, Class A, Class B, Advisor Class and Institutional Class shares of that State Tax Exempt Fund held by each shareholder of that State Tax Exempt Fund will be exchanged for Class A, Class B, Advisor Class and Institutional Class shares, respectively, of Tax Exempt Opportunities Fund with the same aggregate net asset value as the shareholder had in the State Tax Exempt Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization for a State Tax Exempt Fund, shareholders of that State Tax Exempt Fund will become shareholders of Tax Exempt Opportunities Fund and that State Tax Exempt Fund will then be terminated. Shareholders of each State Tax Exempt Fund will vote separately with respect to the Plan for the Reorganization of that State Tax Exempt Fund and the Reorganization of a State Tax Exempt Fund is not contingent on the Reorganization of any other State Tax Exempt Fund. Each State Tax Exempt Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of its Reorganization.

The exchange of shares in each Reorganization is intended to be a tax-free transaction for federal income tax purposes and, as such, is not expected to be considered a taxable event. It is anticipated that no sales loads, commissions or other transaction fees will be imposed on shareholders of any of the State Tax Exempt Funds in connection with the Reorganizations.

7. Subsequent Events—Subsequent events occurring after June 30, 2018 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding , total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT INCOME FUND
Class A
2013	$10.27	$.398		$(.719)	$(.321)	$.389	—	$.389	$9.56
2014	9.56	.395	(a)	.444	.839	.389	—	.389	10.01
2015	10.01	.392	(a)	(.143)	.249	.389	—	.389	9.87
2016	9.87	.379	(a)	(.360)	.019	.389	—	.389	9.50
2017	9.50	.359	(a)	(.074)	.285	.365	—	.365	9.42
2018(c)	9.42	.165	(a)	(.217)	(.052)	.168	—	.168	9.20
Class B
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54
2014	9.54	.320	(a)	.449	.769	.319	—	.319	9.99
2015	9.99	.315	(a)	(.156)	.159	.319	—	.319	9.83
2016	9.83	.302	(a)	(.353)	(.051)	.319	—	.319	9.46
2017	9.46	.285	(a)	(.068)	.217	.297	—	.297	9.38
2018(c)	9.38	.129	(a)	(.218)	(.089)	.131	—	.131	9.16
Advisor Class
2013	10.31	.241		(.753)	(.512)	.258	—	.258	9.54
2014(b)	9.54	.422	(a)	.442	.864	.404	—	.404	10.00
2015	10.00	.421	(a)	(.147)	.274	.414	—	.414	9.86
2016	9.86	.408	(a)	(.354)	.054	.414	—	.414	9.50
2017	9.50	.386	(a)	(.080)	.306	.386	—	.386	9.42
2018(c)	9.42	.177	(a)	(.207)	(.030)	.180	—	.180	9.21
Institutional Class
2013(b)	10.31	.280		(.762)	(.482)	.258	—	.258	9.57
2014	9.57	.437	(a)	.427	.864	.404	—	.404	10.03
2015	10.03	.421	(a)	(.157)	.264	.414	—	.414	9.88
2016	9.88	.410	(a)	(.416)	(.006)	.414	—	.414	9.46
2017	9.46	.415	(a)	(.099)	.316	.386	—	.386	9.39
2018(c)	9.39	.179	(a)	(.209)	(.030)	.180	—	.180	9.18

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.18)%		$640,625	.96%		.96%		4.01%		1.00%		3.97%		12%
8.88		645,294	.95		.95		3.99		1.00		3.94		11
2.53		627,297	.95		.95		3.95		1.00		3.90		11
.14		607,985	.96		.96		3.86		1.00		3.82		18
3.05		617,860	.96		.96		3.78		1.01		3.73		34
(.55	)††	593,639	.97	†	.97	†	3.60	†	1.02	†	3.55	†	35	††

(3.96)		1,431	1.70		1.70		3.28		1.74		3.24		12
8.14		1,403	1.70		1.70		3.24		1.75		3.19		11
1.62		1,067	1.72		1.72		3.19		1.76		3.15		11
(.58)		1,020	1.73		1.73		3.09		1.77		3.05		18
2.32		834	1.72		1.72		3.02		1.77		2.97		34
(.94	)††	751	1.74	†	1.74	†	2.83	†	1.79	†	2.78	†	35	††

(4.97	)††	1	.81	†	.81	†	4.16	†	.85	†	4.12	†	12
9.17		18,887	.64		.64		4.24		.68		4.20		11
2.80		29,094	.64		.64		4.26		.69		4.21		11
.50		35,947	.65		.65		4.16		.69		4.12		18
3.27		54,245	.66		.66		4.07		.71		4.02		34
(.31	)††	57,328	.70	†	.70	†	3.87	†	.75	†	3.82	†	35	††

(4.68	)††	1	.66	†	.66	†	4.31	†	.70	†	4.27	†	12
9.14		5,667	.63		.63		4.36		.67		4.32		11
2.69		7,124	.63		.63		4.25		.67		4.21		11
(.13)		3,762	.64		.64		4.15		.68		4.11		18
3.40		4,120	.64		.64		4.38		.69		4.33		34
(.31	)††	7,977	.64	†	.64	†	3.93	†	.69	†	3.88	†	35	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT OPPORTUNITIES FUND
Class A
2013	$17.16	$.539		$(1.381)	$(.842)	$.508	—	$.508	$15.81
2014	15.81	.552	(a)	1.241	1.793	.533	—	.533	17.07
2015	17.07	.548	(a)	(.032)	.516	.546	—	.546	17.04
2016	17.04	.555	(a)	(.523)	.032	.552	—	.552	16.52
2017	16.52	.551	(a)	.086	.637	.607	—	.607	16.55
2018(c)	16.55	.246	(a)	(.408)	(.162)	.248	—	.248	16.14
Class B
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77
2014	15.77	.429	(a)	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421	(a)	(.037)	.384	.434	—	.434	16.96
2016	16.96	.428	(a)	(.524)	(.096)	.434	—	.434	16.43
2017	16.43	.432	(a)	.084	.516	.476	—	.476	16.47
2018(c)	16.47	.187	(a)	(.408)	(.221)	.189	—	.189	16.06
Advisor Class
2013(b)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79
2014	15.79	.583	(a)	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579	(a)	(.025)	.554	.564	—	.564	17.04
2016	17.04	.582	(a)	(.532)	.050	.570	—	.570	16.52
2017	16.52	.569	(a)	.097	.666	.606	—	.606	16.58
2018(c)	16.58	.265	(a)	(.406)	(.141)	.269	—	.269	16.17
Institutional Class
2013(b)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84
2014	15.84	.568	(a)	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590	(a)	(.046)	.544	.564	—	.564	17.09
2016	17.09	.609	(a)	(.529)	.080	.570	—	.570	16.60
2017	16.60	.483	(a)	.201	.684	.634	—	.634	16.65
2018(c)	16.65	.279	(a)	(.511)	(.232)	.278	—	.278	16.14

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.97)%		$258,898	1.01%		1.01%		3.27%		1.06%		3.22%		84%
11.46		265,621	.99		.99		3.31		1.04		3.26		70
3.08		265,258	.99		.99		3.23		1.04		3.18		59
.13		268,466	1.00		1.00		3.24		1.05		3.19		50
3.91		280,412	1.00		1.00		3.32		1.05		3.27		69
(.97	)††	269,090	1.02	†	1.02	†	3.06	†	1.03	†	3.05	†	70	††

(5.65)		2,891	1.73		1.73		2.53		1.78		2.48		84
10.66		2,779	1.72		1.72		2.59		1.77		2.54		70
2.29		2,587	1.73		1.73		2.49		1.78		2.44		59
(.62)		2,231	1.73		1.73		2.51		1.78		2.46		50
3.18		1,459	1.72		1.72		2.62		1.77		2.57		69
(1.34	)††	1,178	1.74	†	1.74	†	2.34	†	1.75	†	2.33	†	70	††

(6.78	)††	1	.84	†	.84	†	3.44	†	.89	†	3.39	†	84
11.55		3,684	.78		.78		3.46		.83		3.41		70
3.31		4,165	.81		.81		3.41		.86		3.36		59
.23		5,909	.84		.84		3.40		.89		3.35		50
4.09		15,017	.84		.84		3.43		.89		3.38		69
(.84	)††	16,509	.78	†	.78	†	3.30	†	.79	†	3.29	†	70	††

(6.49	)††	1	.69	†	.69	†	3.59	†	.74	†	3.54	†	84
11.57		1	.66		.66		3.64		.71		3.59		70
3.24		6	.66		.66		3.56		.71		3.51		59
.41		6	.69		.69		3.55		.74		3.50		50
4.18		8,472	.70		.70		2.91		.75		2.86		69
(1.39	)††	6	.65	†	.65	†	3.40	†	.70	†	3.35	†	70	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2013	$12.96	$.426		$(.798)	$(.372)	$.408	—	$.408	$12.18
2014	12.18	.448	(a)	.831	1.279	.439	—	.439	13.02
2015	13.02	.435	(a)	.007	.442	.442	—	.442	13.02
2016	13.02	.430	(a)	(.428)	.002	.442	—	.442	12.58
2017	12.58	.412	(a)	.058	.470	.420	—	.420	12.63
2018(c)	12.63	.202	(a)	(.228)	(.026)	.204	—	.204	12.40
Advisor Class
2013(b)	13.07	.265		(.905)	(.640)	.270	—	.270	12.16
2014	12.16	.481	(a)	.824	1.305	.465	—	.465	13.00
2015	13.00	.472	(a)	.004	.476	.486	—	.486	12.99
2016	12.99	.470	(a)	(.424)	.046	.486	—	.486	12.55
2017	12.55	.453	(a)	.057	.510	.460	—	.460	12.60
2018(c)	12.60	.222	(a)	(.218)	.004	.224	—	.224	12.38
Institutional Class
2013(b)	13.07	.311		(.911)	(.600)	.270	—	.270	12.20
2014	12.20	.456	(a)	.849	1.305	.465	—	.465	13.04
2015	13.04	.459	(a)	(.013)	.446	.486	—	.486	13.00
2016	13.00	.466	(a)	(.430)	.036	.486	—	.486	12.55
2017	12.55	.451	(a)	.069	.520	.460	—	.460	12.61
2018(c)	12.61	.222	(a)	(.228)	(.006)	.224	—	.224	12.38

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(2.91)%		$46,231	1.00%		1.00%		3.41%		1.06%		3.35%		56%
10.62		47,909	.99		.99		3.51		1.06		3.44		47
3.46		48,610	.97		.97		3.36		1.05		3.28		76
(.06)		48,658	.95		.95		3.29		1.05		3.19		42
3.78		53,998	.96		.96		3.25		1.06		3.15		19
(.20	)††	50,987	.97	†	.97	†	3.28	†	1.04	†	3.21	†	21	††

(4.89)		1	.85		.85		3.56		.91		3.50		56
10.86		804	.69		.69		3.73		.76		3.66		47
3.74		2,400	.66		.66		3.66		.75		3.57		76
.28		5,851	.62		.62		3.61		.72		3.51		42
4.11		7,057	.62		.62		3.58		.72		3.48		19
.04	††	7,266	.64	†	.64	†	3.61	†	.71	†	3.54	†	21	††

(4.58	)††	1	.70	†	.70	†	3.71	†	.76	†	3.65	†	56
10.82		1	.67		.67		3.83		.74		3.76		47
3.50		6	.65		.65		3.68		.73		3.60		76
.20		6	.62		.62		3.62		.72		3.52		42
4.19		6	.65		.65		3.56		.75		3.46		19
(.04	)††	6	.64	†	.64	†	3.61	†	.71	†	3.54	†	21	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
CONNECTICUT FUND
Class A
2013	$14.07	$.464		$(1.041)	$(.577)	$.463	—	$.463	$13.03
2014	13.03	.451	(a)	.687	1.138	.458	—	.458	13.71
2015	13.71	.447	(a)	(.115)	.332	.432	—	.432	13.61
2016	13.61	.429	(a)	(.407)	.022	.432	—	.432	13.20
2017	13.20	.413	(a)	(.077)	.336	.426	—	.426	13.11
2018(c)	13.11	.199	(a)	(.261)	(.062)	.198	—	.198	12.85
Class B
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01
2014	13.01	.352	(a)	.686	1.038	.358	—	.358	13.69
2015	13.69	.348	(a)	(.114)	.234	.324	—	.324	13.60
2016	13.60	.328	(a)	(.404)	(.076)	.324	—	.324	13.20
2017	13.20	.314	(a)	(.082)	.232	.312	—	.312	13.12
2018(c)	13.12	.148	(a)	(.269)	(.121)	.149	—	.149	12.85
Advisor Class
2013(b)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01
2014	13.01	.363	(a)	.745	1.108	.458	—	.458	13.66
2015	13.66	.437	(a)	(.169)	.268	.438	—	.438	13.49
2016	13.49	.449	(a)	(.391)	.058	.438	—	.438	13.11
2017	13.11	.442	(a)	(.072)	.370	.440	—	.440	13.04
2018(c)	13.04	.217	(a)	(.261)	(.044)	.216	—	.216	12.78
Institutional Class
2013(b)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06
2014	13.06	.479	(a)	.689	1.168	.458	—	.458	13.77
2015	13.77	.477	(a)	(.139)	.338	.438	—	.438	13.67
2016	13.67	.469	(a)	(.401)	.068	.438	—	.438	13.30
2017	13.30	.456	(a)	(.082)	.374	.444	—	.444	13.23
2018(c)	13.23	.219	(a)	(.269)	(.050)	.220	—	.220	12.96

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.16)%		$32,100	1.01%		1.01%		3.43%		1.07%		3.37%		23%
8.83		34,767	.99		.99		3.33		1.06		3.26		19
2.47		34,337	.97		.97		3.29		1.06		3.20		25
.12		34,811	.96		.96		3.15		1.06		3.05		15
2.57		34,897	.96		.96		3.13		1.06		3.03		29
(.46	)††	31,265	.99	†	.99	†	3.11	†	1.09	†	3.01	†	17	††

(4.85)		791	1.74		1.74		2.70		1.80		2.64		23
8.05		837	1.72		1.72		2.60		1.79		2.53		19
1.74		651	1.70		1.70		2.56		1.79		2.47		25
(.60)		505	1.70		1.70		2.41		1.80		2.31		15
1.77		299	1.73		1.73		2.38		1.83		2.28		29
(.92	)††	253	1.78	†	1.78	†	2.31	†	1.88	†	2.21	†	17	††

(5.43	)††	1	.87	†	.87	†	3.57	†	.93	†	3.51	†	23
8.61		6	.85		.85		3.47		.92		3.40		19
2.00		11	.83		.83		3.43		.92		3.34		25
.39		119	.70		.70		3.35		.80		3.25		15
2.86		568	.66		.66		3.37		.76		3.27		29
(.33	)††	693	.69	†	.69	†	3.41	†	.79	†	3.31	†	17	††

(5.07	)††	1	.72	†	.72	†	3.72	†	.78	†	3.66	†	23
9.04		1	.68		.68		3.64		.75		3.57		19
2.50		6	.66		.66		3.60		.75		3.51		25
.46		6	.68		.68		3.43		.78		3.33		15
2.84		6	.66		.66		3.42		.76		3.32		29
(.37	)††	6	.70	†	.70	†	3.40	†	.80	†	3.30	†	17	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MASSACHUSETTS FUND
Class A
2013	$12.44	$.392		$(.944)	$(.552)	$.408	—	$.408	$11.48
2014	11.48	.395	(a)	.699	1.094	.394	—	.394	12.18
2015	12.18	.390	(a)	(.092)	.298	.388	—	.388	12.09
2016	12.09	.401	(a)	(.410)	(.009)	.391	—	.391	11.69
2017	11.69	.393	(a)	(.041)	.352	.402	—	.402	11.64
2018(c)	11.64	.193	(a)	(.265)	(.072)	.198	—	.198	11.37
Class B
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46
2014	11.46	.309	(a)	.706	1.015	.315	—	.315	12.16
2015	12.16	.305	(a)	(.099)	.206	.306	—	.306	12.06
2016	12.06	.319	(a)	(.410)	(.091)	.309	—	.309	11.66
2017	11.66	.313	(a)	(.036)	.277	.317	—	.317	11.62
2018(c)	11.62	.156	(a)	(.275)	(.119)	.161	—	.161	11.34
Advisor Class
2013(b)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46
2014	11.46	.425	(a)	.703	1.128	.408	—	.408	12.18
2015	12.18	.424	(a)	(.080)	.344	.414	—	.414	12.11
2016	12.11	.431	(a)	(.401)	.030	.420	—	.420	11.72
2017	11.72	.431	(a)	(.045)	.386	.436	—	.436	11.67
2018(c)	11.67	.210	(a)	(.265)	(.055)	.215	—	.215	11.40
Institutional Class
2013(b)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49
2014	11.49	.419	(a)	.709	1.128	.408	—	.408	12.21
2015	12.21	.423	(a)	(.109)	.314	.414	—	.414	12.11
2016	12.11	.440	(a)	(.410)	.030	.420	—	.420	11.72
2017	11.72	.431	(a)	(.038)	.393	.433	—	.433	11.68
2018(c)	11.68	.211	(a)	(.275)	(.064)	.216	—	.216	11.40

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.49)%		$22,164	1.07%		1.07%		3.29%		1.13%		3.23%		52%
9.63		22,580	1.08		1.08		3.30		1.15		3.23		11
2.49		21,947	1.05		1.05		3.22		1.13		3.14		14
(.14)		23,111	1.03		1.03		3.31		1.13		3.21		14
3.04		22,427	1.04		1.04		3.35		1.14		3.25		24
(.61	)††	21,381	1.11	†	1.11	†	3.40	†	1.21	†	3.30	†	2	††

(5.13)		230	1.79		1.79		2.57		1.85		2.51		52
8.93		231	1.79		1.79		2.58		1.86		2.51		11
1.72		197	1.74		1.74		2.53		1.83		2.44		14
(.81)		145	1.71		1.71		2.64		1.81		2.54		14
2.39		151	1.71		1.71		2.68		1.81		2.58		24
(1.03	)††	149	1.77	†	1.77	†	2.75	†	1.87	†	2.65	†	2	††

(5.93	)††	1	.91	†	.91	†	3.45	†	.97	†	3.39	†	52
9.95		69	.78		.78		3.51		.85		3.44		11
2.88		283	.76		.76		3.51		.85		3.42		14
.19		920	.73		.73		3.56		.83		3.46		14
3.33		1,123	.72		.72		3.67		.82		3.57		24
(.47	)††	1,556	.82	†	.82	†	3.69	†	.92	†	3.59	†	2	††

(5.69	)††	1	.76	†	.76	†	3.60	†	.82	†	3.54	†	52
9.91		1	.75		.75		3.63		.82		3.56		11
2.62		6	.72		.72		3.55		.80		3.47		14
.19		6	.71		.71		3.63		.81		3.53		14
3.40		6	.72		.72		3.67		.82		3.57		24
(.55	)††	6	.81	†	.81	†	3.70	†	.91	†	3.60	†	2	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MICHIGAN FUND
Class A
2013	$12.86	$.451		$(1.188)	$(.737)	$.443	—	$.443	$11.68
2014	11.68	.448	(a)	.790	1.238	.448	—	.448	12.47
2015	12.47	.458	(a)	(.118)	.340	.450	—	.450	12.36
2016	12.36	.453	(a)	(.393)	.060	.450	—	.450	11.97
2017	11.97	.421	(a)	(.101)	.320	.450	—	.450	11.84
2018(c)	11.84	.202	(a)	(.240)	(.038)	.202	—	.202	11.60
Class B
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66
2014	11.66	.361	(a)	.773	1.134	.364	—	.364	12.43
2015	12.43	.369	(a)	(.113)	.256	.366	—	.366	12.32
2016	12.32	.365	(a)	(.399)	(.034)	.366	—	.366	11.92
2017	11.92	.333	(a)	(.098)	.235	.365	—	.365	11.79
2018(c)	11.79	.166	(a)	(.241)	(.075)	.155	—	.155	11.56
Advisor Class
2013(b)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67
2014	11.67	.485	(a)	.831	1.316	.466	—	.466	12.52
2015	12.52	.482	(a)	(.112)	.370	.480	—	.480	12.41
2016	12.41	.489	(a)	(.409)	.080	.480	—	.480	12.01
2017	12.01	.446	(a)	(.090)	.356	.476	—	.476	11.89
2018(c)	11.89	.221	(a)	(.239)	(.018)	.222	—	.222	11.65
Institutional Class
2013(b)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69
2014	11.69	.451	(a)	.795	1.246	.466	—	.466	12.47
2015	12.47	.478	(a)	(.128)	.350	.480	—	.480	12.34
2016	12.34	.490	(a)	(.400)	.090	.480	—	.480	11.95
2017	11.95	.454	(a)	(.089)	.365	.465	—	.465	11.85
2018(c)	11.85	.218	(a)	(.238)	(.020)	.220	—	.220	11.61

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(5.81)%		$19,867	1.06%		1.06%		3.69%		1.12%		3.63%		17%
10.75		20,149	1.06		1.06		3.68		1.13		3.61		54
2.77		19,798	1.04		1.04		3.69		1.13		3.60		32
.44		19,160	1.04		1.04		3.67		1.14		3.57		22
2.71		19,687	1.05		1.05		3.53		1.15		3.43		27
(.31	)††	17,356	1.10	†	1.10	†	3.49	†	1.20	†	3.39	†	15	††

(6.47)		201	1.80		1.80		2.95		1.86		2.89		17
9.83		197	1.78		1.78		2.97		1.85		2.90		54
2.09		198	1.75		1.75		2.99		1.84		2.90		32
(.33)		84	1.75		1.75		2.96		1.85		2.86		22
1.99		47	1.79		1.79		2.80		1.89		2.70		27
(.64	)††	6	1.76	†	1.76	†	2.88	†	1.86	†	2.78	†	15	††

(6.48	)††	1	.90	†	.90	†	3.85	†	.96	†	3.79	†	17
11.45		37	.72		.72		3.96		.79		3.89		54
3.01		84	.83		.83		3.88		.92		3.79		32
.68		160	.76		.76		3.97		.86		3.87		22
3.01		729	.80		.80		3.73		.90		3.63		27
(.15	)††	811	.79	†	.79	†	3.80	†	.89	†	3.70	†	15	††

(6.32	)††	1	.75	†	.75	†	4.00	†	.81	†	3.94	†	17
10.81		1	.74		.74		4.00		.81		3.93		54
2.86		6	.72		.72		4.01		.81		3.92		32
.68		6	.74		.74		3.97		.84		3.87		22
3.10		6	.77		.77		3.81		.87		3.71		27
(.16	)††	6	.82	†	.82	†	3.76	†	.92	†	3.66	†	15	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MINNESOTA FUND
Class A
2013	$12.88	$.416		$(.806)	$(.390)	$.420	—	$.420	$12.07
2014	12.07	.421	(a)	.439	.860	.420	—	.420	12.51
2015	12.51	.416	(a)	(.179)	.237	.417	—	.417	12.33
2016	12.33	.415	(a)	(.397)	.018	.408	—	.408	11.94
2017	11.94	.392	(a)	(.042)	.350	.400	—	.400	11.89
2018(c)	11.89	.172	(a)	(.249)	(.077)	.173	—	.173	11.64
Class B
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03
2014	12.03	.322	(a)	.440	.762	.342	—	.342	12.45
2015	12.45	.322	(a)	(.177)	.145	.335	—	.335	12.26
2016	12.26	.322	(a)	(.390)	(.068)	.312	—	.312	11.88
2017	11.88	.303	(a)	(.047)	.256	.306	—	.306	11.83
2018(c)	11.83	.126	(a)	(.253)	(.127)	.123	—	.123	11.58
Advisor Class
2013(b)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05
2014	12.05	.447	(a)	.437	.884	.434	—	.434	12.50
2015	12.50	.447	(a)	(.173)	.274	.444	—	.444	12.33
2016	12.33	.448	(a)	(.394)	.054	.444	—	.444	11.94
2017	11.94	.424	(a)	(.044)	.380	.430	—	.430	11.89
2018(c)	11.89	.185	(a)	(.240)	(.055)	.185	—	.185	11.65
Institutional Class
2013(b)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08
2014	12.08	.445	(a)	.439	.884	.434	—	.434	12.53
2015	12.53	.442	(a)	(.188)	.254	.444	—	.444	12.34
2016	12.34	.450	(a)	(.386)	.064	.444	—	.444	11.96
2017	11.96	.428	(a)	(.051)	.377	.437	—	.437	11.90
2018(c)	11.90	.190	(a)	(.248)	(.058)	.192	—	.192	11.65

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.07)%		$20,802	1.08%		1.08%		3.34%		1.14%		3.28%		24%
7.20		21,646	1.04		1.04		3.39		1.11		3.32		8
1.93		21,180	1.03		1.03		3.35		1.11		3.27		20
.11		19,381	1.01		1.01		3.37		1.11		3.27		33
2.97		20,094	1.02		1.02		3.28		1.12		3.18		34
(.64	)††	19,326	1.07	†	1.07	†	2.97	†	1.17	†	2.87	†	20	††

(3.84)		67	1.87		1.87		2.55		1.93		2.49		24
6.39		68	1.83		1.83		2.60		1.90		2.53		8
1.18		69	1.77		1.77		2.61		1.86		2.52		20
(.59)		69	1.76		1.76		2.63		1.86		2.53		33
2.18		45	1.76		1.76		2.55		1.86		2.45		34
(1.07	)††	16	1.86	†	1.86	†	2.19	†	1.96	†	2.09	†	20	††

(4.35	)††	1	.93	†	.93	†	3.49	†	.99	†	3.43	†	24
7.42		141	.79		.79		3.59		.86		3.52		8
2.23		252	.76		.76		3.61		.85		3.52		20
.40		577	.74		.74		3.65		.84		3.55		33
3.23		914	.74		.74		3.55		.84		3.45		34
(.46	)††	697	.84	†	.84	†	3.19	†	.94	†	3.09	†	20	††

(4.12	)††	1	.78	†	.78	†	3.64	†	.84	†	3.58	†	24
7.40		1	.73		.73		3.70		.80		3.63		8
2.07		6	.72		.72		3.66		.80		3.58		20
.48		6	.73		.73		3.65		.83		3.55		33
3.19		6	.73		.73		3.58		.83		3.48		34
(.48	)††	6	.77	†	.77	†	3.28	†	.87	†	3.18	†	20	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW JERSEY FUND
Class A
2013	$13.67	$.488		$(1.067)	$(.579)	$.491	—	$.491	$12.60
2014	12.60	.475	(a)	.618	1.093	.473	—	.473	13.22
2015	13.22	.460	(a)	(.181)	.279	.459	—	.459	13.04
2016	13.04	.435	(a)	(.348)	.087	.437	—	.437	12.69
2017	12.69	.429	(a)	.090	.519	.429	—	.429	12.78
2018(c)	12.78	.209	(a)	(.299)	(.090)	.210	—	.210	12.48
Class B
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56
2014	12.56	.371	(a)	.630	1.001	.381	—	.381	13.18
2015	13.18	.355	(a)	(.189)	.166	.366	—	.366	12.98
2016	12.98	.331	(a)	(.336)	(.005)	.345	—	.345	12.63
2017	12.63	.330	(a)	.078	.408	.328	—	.328	12.71
2018(c)	12.71	.161	(a)	(.289)	(.128)	.162	—	.162	12.42
Advisor Class
2013(b)	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57
2014	12.57	.506	(a)	.616	1.122	.492	—	.492	13.20
2015	13.20	.497	(a)	(.172)	.325	.495	—	.495	13.03
2016	13.03	.474	(a)	(.345)	.129	.479	—	.479	12.68
2017	12.68	.464	(a)	.081	.545	.465	—	.465	12.76
2018(c)	12.76	.226	(a)	(.290)	(.064)	.226	—	.226	12.47
Institutional Class
2013(b)	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62
2014	12.62	.473	(a)	.629	1.102	.492	—	.492	13.23
2015	13.23	.475	(a)	(.197)	.278	.498	—	.498	13.01
2016	13.01	.471	(a)	(.337)	.134	.484	—	.484	12.66
2017	12.66	.466	(a)	.079	.545	.465	—	.465	12.74
2018(c)	12.74	.226	(a)	(.291)	(.065)	.225	—	.225	12.45

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.31)%		$48,023	.99%		.99%		3.72%		1.05%		3.66%		29%
8.78		49,263	.97		.97		3.64		1.04		3.57		30
2.16		46,060	.96		.96		3.52		1.05		3.43		48
.61		47,698	.95		.95		3.31		1.05		3.21		25
4.13		48,917	.94		.94		3.35		1.04		3.25		44
(.70	)††	46,458	.96	†	.96	†	3.37	†	1.02	†	3.31	†	8	††

(5.11)		645	1.74		1.74		2.96		1.80		2.90		29
8.04		534	1.76		1.76		2.85		1.83		2.78		30
1.29		423	1.76		1.76		2.73		1.84		2.65		48
(.10)		393	1.73		1.73		2.53		1.83		2.43		25
3.26		305	1.70		1.70		2.59		1.80		2.49		44
(1.00	)††	274	1.72	†	1.72	†	2.60	†	1.78	†	2.54	†	8	††

(6.09	)††	1	.84	†	.84	†	3.87	†	.90	†	3.81	†	29
9.04		478	.67		.67		3.86		.74		3.79		30
2.52		866	.65		.65		3.81		.74		3.72		48
.93		1,289	.64		.64		3.62		.74		3.52		25
4.36		2,114	.66		.66		3.63		.76		3.53		44
(.49	)††	2,736	.69	†	.69	†	3.64	†	.75	†	3.58		8	††

(5.72	)††	1	.69	†	.69	†	4.02	†	.75	†	3.96	†	29
8.83		1	.66		.66		3.95		.73		3.88		30
2.16		6	.65		.65		3.83		.74		3.74		48
.97		6	.64		.64		3.62		.74		3.52		25
4.36		6	.64		.64		3.65		.75		3.54		44
(.51	)††	6	.68	†	.68	†	3.64	†	.74	†	3.58	†	8	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW YORK FUND
Class A
2013	$15.21	$.535		$(1.101)	$(.566)	$.524	—	$.524	$14.12
2014	14.12	.539	(a)	.712	1.251	.531	—	.531	14.84
2015	14.84	.529	(a)	(.127)	.402	.532	—	.532	14.71
2016	14.71	.528	(a)	(.486)	.042	.532	—	.532	14.22
2017	14.22	.486	(a)	(.026)	.460	.500	—	.500	14.18
2018(c)	14.18	.231	(a)	(.320)	(.089)	.231	—	.231	13.86
Class B
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10
2014	14.10	.433	(a)	.714	1.147	.427	—	.427	14.82
2015	14.82	.423	(a)	(.125)	.298	.428	—	.428	14.69
2016	14.69	.424	(a)	(.486)	(.062)	.428	—	.428	14.20
2017	14.20	.386	(a)	(.030)	.356	.396	—	.396	14.16
2018(c)	14.16	.183	(a)	(.320)	(.137)	.183	—	.183	13.84
Advisor Class
2013(b)	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09
2014	14.09	.573	(a)	.697	1.270	.550	—	.550	14.81
2015	14.81	.572	(a)	(.118)	.454	.564	—	.564	14.70
2016	14.70	.572	(a)	(.488)	.084	.564	—	.564	14.22
2017	14.22	.529	(a)	(.026)	.503	.533	—	.533	14.19
2018(c)	14.19	.252	(a)	(.320)	(.068)	.252	—	.252	13.87
Institutional Class
2013(b)	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14
2014	14.14	.554	(a)	.716	1.270	.550	—	.550	14.86
2015	14.86	.557	(a)	(.133)	.424	.564	—	.564	14.72
2016	14.72	.569	(a)	(.495)	.074	.564	—	.564	14.23
2017	14.23	.526	(a)	(.021)	.505	.535	—	.535	14.20
2018(c)	14.20	.252	(a)	(.316)	(.064)	.256	—	.256	13.88

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.78)%		$152,201	.96%		.96%		3.65%		1.02%		3.59%		45%
8.96		149,367	.94		.94		3.69		1.01		3.62		28
2.76		144,162	.93		.93		3.60		1.01		3.52		36
.22		152,145	.92		.92		3.59		1.02		3.49		19
3.27		160,514	.91		.91		3.40		1.01		3.30		33
(.62	)††	155,720	.92	†	.92	†	3.34	†	.99	†	3.27	†	10	††

(4.52)		1,335	1.68		1.68		2.92		1.74		2.86		45
8.21		1,307	1.67		1.67		2.96		1.74		2.89		28
2.05		1,183	1.65		1.65		2.88		1.73		2.80		36
(.47)		1,272	1.61		1.61		2.89		1.71		2.79		19
2.53		1,227	1.61		1.61		2.71		1.71		2.61		33
(.96	)††	1,144	1.62	†	1.62	†	2.65	†	1.69	†	2.58	†	10	††

(5.40	)††	1	.81	†	.81	†	3.80	†	.87	†	3.74	†	45
9.13		3,581	.64		.64		3.89		.71		3.82		28
3.13		6,304	.62		.62		3.90		.71		3.81		36
.51		7,282	.61		.61		3.89		.71		3.79		19
3.58		9,559	.61		.61		3.70		.71		3.60		33
(.47	)††	10,573	.61	†	.61	†	3.65	†	.68	†	3.58	†	10	††

(5.06	)††	1	.66	†	.66	†	3.95	†	.72	†	3.89	†	45
9.09		1	.62		.62		4.01		.69		3.94		28
2.92		6	.61		.61		3.92		.69		3.84		36
.44		6	.60		.60		3.90		.70		3.80		19
3.59		6	.64		.64		3.68		.74		3.58		33
(.44	)††	6	.63	†	.63	†	3.64	†	.70	†	3.57	†	10	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NORTH CAROLINA FUND
Class A
2013	$14.40	$.504		$(1.114)	$(.610)	$.500	—	$.500	$13.29
2014	13.29	.501	(a)	.579	1.080	.500	—	.500	13.87
2015	13.87	.496	(a)	(.166)	.330	.500	—	.500	13.70
2016	13.70	.477	(a)	(.498)	(.021)	.479	—	.479	13.20
2017	13.20	.439	(a)	(.028)	.411	.441	—	.441	13.17
2018(c)	13.17	.211	(a)	(.298)	(.087)	.213	—	.213	12.87
Class B
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29
2014	13.29	.402	(a)	.572	.974	.404	—	.404	13.86
2015	13.86	.389	(a)	(.175)	.214	.404	—	.404	13.67
2016	13.67	.374	(a)	(.501)	(.127)	.383	—	.383	13.16
2017	13.16	.340	(a)	(.022)	.318	.348	—	.348	13.13
2018(c)	13.13	.164	(a)	(.303)	(.139)	.171	—	.171	12.82
Advisor Class
2013(b)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28
2014	13.28	.537	(a)	.570	1.107	.517	—	.517	13.87
2015	13.87	.543	(a)	(.175)	.368	.528	—	.528	13.71
2016	13.71	.510	(a)	(.479)	.031	.511	—	.511	13.23
2017	13.23	.469	(a)	(.017)	.452	.482	—	.482	13.20
2018(c)	13.20	.224	(a)	(.314)	(.090)	.220	—	.220	12.89
Institutional Class
2013(b)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30
2014	13.30	.511	(a)	.586	1.097	.517	—	.517	13.88
2015	13.88	.517	(a)	(.179)	.338	.528	—	.528	13.69
2016	13.69	.518	(a)	(.497)	.021	.511	—	.511	13.20
2017	13.20	.478	(a)	(.024)	.454	.484	—	.484	13.17
2018(c)	13.17	.229	(a)	(.318)	(.089)	.231	—	.231	12.85

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.30)%		$23,349	1.02%		1.02%		3.64%		1.08%		3.58%		24%
8.22		19,672	1.03		1.03		3.64		1.10		3.57		11
2.42		19,983	1.02		1.02		3.60		1.10		3.52		10
(.20)		21,434	1.00		1.00		3.50		1.10		3.40		29
3.16		25,000	.98		.98		3.32		1.08		3.22		34
(.66	)††	24,631	1.01	†	1.01	†	3.28	†	1.11	†	3.18	†	21	††

(4.96)		284	1.75		1.75		2.89		1.81		2.83		24
7.40		113	1.77		1.77		2.93		1.84		2.86		11
1.57		79	1.79		1.79		2.82		1.88		2.73		10
(.98)		66	1.76		1.76		2.75		1.86		2.65		29
2.44		47	1.73		1.73		2.58		1.83		2.48		34
(1.06	)††	23	1.69	†	1.69	†	2.57	†	1.79	†	2.47	†	21	††

(5.42	)††	1	.88	†	.88	†	3.78	†	.94	†	3.72	†	24
8.43		370	.72		.72		3.88		.79		3.81		11
2.69		213	.72		.72		3.92		.80		3.84		10
.18		2,374	.71		.71		3.81		.81		3.71		29
3.47		6,897	.72		.72		3.54		.82		3.44		34
(.68	)††	4,043	.81	†	.81	†	3.47	†	.91	†	3.37	†	21	††

(5.28	)††	1	.73	†	.73	†	3.93	†	.79	†	3.87	†	24
8.34		1	.72		.72		3.95		.79		3.88		11
2.48		6	.71		.71		3.91		.79		3.83		10
.10		6	.70		.70		3.80		.80		3.70		29
3.49		6	.69		.69		3.62		.79		3.52		34
(.67	)††	6	.71	†	.71	†	3.57	†	.81	†	3.47	†	21	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OHIO FUND
Class A
2013	$13.00	$.449		$(.949)	$(.500)	$.440	—	$.440	$12.06
2014	12.06	.430	(a)	.765	1.195	.435	—	.435	12.82
2015	12.82	.431	(a)	(.130)	.301	.401	—	.401	12.72
2016	12.72	.417	(a)	(.375)	.042	.412	—	.412	12.35
2017	12.35	.422	(a)	(.110)	.312	.462	—	.462	12.20
2018(c)	12.20	.184	(a)	(.218)	(.034)	.186	—	.186	11.98
Class B
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04
2014	12.04	.320	(a)	.756	1.076	.346	—	.346	12.77
2015	12.77	.310	(a)	(.127)	.183	.273	—	.273	12.68
2016	12.68	.303	(a)	(.383)	(.080)	.280	—	.280	12.32
2017	12.32	.317	(a)	(.110)	.207	.327	—	.327	12.20
2018(c)	12.20	.125	(a)	(.215)	(.090)	.130	—	.130	11.98
Advisor Class
2013(b)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04
2014	12.04	.397	(a)	.758	1.155	.435	—	.435	12.76
2015	12.76	.385	(a)	(.235)	.150	.390	—	.390	12.52
2016	12.52	.406	(a)	(.372)	.034	.394	—	.394	12.16
2017	12.16	.431	(a)	(.120)	.311	.421	—	.421	12.05
2018(c)	12.05	.184	(a)	(.208)	(.024)	.186	—	.186	11.84
Institutional Class
2013(b)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07
2014	12.07	.459	(a)	.756	1.215	.435	—	.435	12.85
2015	12.85	.457	(a)	(.121)	.336	.396	—	.396	12.79
2016	12.79	.454	(a)	(.388)	.066	.406	—	.406	12.45
2017	12.45	.459	(a)	(.108)	.351	.461	—	.461	12.34
2018(c)	12.34	.201	(a)	(.216)	(.015)	.205	—	.205	12.12

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.92)%		$21,506	1.04%		1.04%		3.58%		1.10%		3.52%		69%
10.04		22,249	1.03		1.03		3.42		1.10		3.35		81
2.39		21,571	1.01		1.01		3.38		1.10		3.29		29
.28		21,453	1.00		1.00		3.27		1.10		3.17		39
2.55		21,145	1.00		1.00		3.43		1.10		3.33		26
(.27	)††	20,811	1.04	†	1.04	†	3.09	†	1.14	†	2.99	†	24	††

(4.63)		83	1.82		1.82		2.77		1.88		2.71		69
9.03		79	1.90		1.90		2.56		1.97		2.49		81
1.45		75	1.95		1.95		2.44		2.03		2.36		29
(.68)		74	1.92		1.92		2.34		2.02		2.24		39
1.69		31	1.86		1.86		2.57		1.96		2.47		26
(.74	)††	30	2.04	†	2.04	†	2.09	†	2.14	†	1.99	†	24	††

(5.59	)††	1	.89	†	.89	†	3.73	†	.95	†	3.67	†	69
9.71		1	.89		.89		3.56		.96		3.49		81
1.19		11	.87		.87		3.52		.96		3.43		29
.21		11	.84		.84		3.44		.94		3.34		39
2.59		21	.87		.87		3.54		.97		3.44		26
(.19	)††	14	1.04	†	1.04	†	3.13	†	1.14	†	3.03	†	24	††

(5.35	)††	1	.74	†	.74	†	3.88	†	.80	†	3.82	†	69
10.20		1	.72		.72		3.73		.79		3.66		81
2.65		6	.70		.70		3.69		.79		3.60		29
.46		6	.73		.73		3.54		.83		3.44		39
2.85		6	.73		.73		3.69		.83		3.59		26
(.11	)††	6	.78	†	.78	†	3.34	†	.88	†	3.24	†	24	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OREGON FUND
Class A
2013	$14.26	$.450		$(1.165)	$(.715)	$.445	—	$.445	$13.10
2014	13.10	.446	(a)	.729	1.175	.445	—	.445	13.83
2015	13.83	.429	(a)	(.105)	.324	.434	—	.434	13.72
2016	13.72	.425	(a)	(.413)	.012	.402	—	.402	13.33
2017	13.33	.402	(a)	.085	.487	.427	—	.427	13.39
2018(c)	13.39	.192	(a)	(.290)	(.098)	.192	—	.192	13.10
Class B
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06
2014	13.06	.339	(a)	.730	1.069	.349	—	.349	13.78
2015	13.78	.318	(a)	(.111)	.207	.337	—	.337	13.65
2016	13.65	.309	(a)	(.389)	(.080)	.300	—	.300	13.27
2017	13.27	.275	(a)	.007	.282	.252	—	.252	13.30
2018(c)	13.30	.007	(a)	(.293)	(.286)	.074	—	.074	12.94
Advisor Class
2013(b)	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07
2014	13.07	.481	(a)	.715	1.196	.466	—	.466	13.80
2015	13.80	.471	(a)	(.107)	.364	.474	—	.474	13.69
2016	13.69	.467	(a)	(.401)	.066	.456	—	.456	13.30
2017	13.30	.441	(a)	.072	.513	.453	—	.453	13.36
2018(c)	13.36	.212	(a)	(.290)	(.078)	.212	—	.212	13.07
Institutional Class
2013(b)	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12
2014	13.12	.460	(a)	.736	1.196	.466	—	.466	13.85
2015	13.85	.455	(a)	(.118)	.337	.477	—	.477	13.71
2016	13.71	.465	(a)	(.407)	.058	.468	—	.468	13.30
2017	13.30	.436	(a)	.082	.518	.458	—	.458	13.36
2018(c)	13.36	.209	(a)	(.289)	(.080)	.210	—	.210	13.07

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(5.08)%		$47,716	1.00%		1.00%		3.29%		1.06%		3.23%		43%
9.06		47,248	.99		.99		3.27		1.06		3.20		25
2.39		49,015	.98		.98		3.13		1.06		3.05		27
.03		51,480	.95		.95		3.08		1.05		2.98		34
3.70		52,210	.95		.95		3.00		1.05		2.90		30
(.72	)††	51,585	.96	†	.96	†	2.95	†	1.03	†	2.88	†	20	††

(5.83)		450	1.76		1.76		2.54		1.82		2.48		43
8.25		346	1.77		1.77		2.50		1.84		2.43		25
1.53		321	1.77		1.77		2.33		1.86		2.24		27
(.64)		57	1.75		1.75		2.24		1.85		2.14		34
2.13		7	1.91		1.91		2.06		2.01		1.96		30
(2.15	)††	4	3.82	†	3.82	†	.12	†	3.89	†	.05	†	20	††

(6.74	)††	1	.84	†	.84	†	3.45	†	.90	†	3.39	†	43
9.24		2,698	.66		.66		3.50		.73		3.43		25
2.69		2,315	.67		.67		3.44		.75		3.36		27
.42		3,048	.64		.64		3.39		.74		3.29		34
3.91		4,100	.64		.64		3.30		.74		3.20		30
(.57	)††	4,830	.65	†	.65	†	3.26	†	.72	†	3.19	†	20	††

(6.39	)††	1	.69	†	.69	†	3.60	†	.75	†	3.54	†	43
9.21		1	.66		.66		3.60		.73		3.53		25
2.48		6	.66		.66		3.45		.74		3.37		27
.36		6	.63		.63		3.39		.73		3.29		34
3.95		6	.68		.68		3.27		.78		3.17		30
(.59	)††	6	.69	†	.69	†	3.22	†	.76	†	3.15	†	20	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
PENNSYLVANIA FUND
Class A
2013	$13.78	$.496		$(1.008)	$(.512)	$.488	$—	$.488	$12.78
2014	12.78	.495	(a)	.723	1.218	.488	—	.488	13.51
2015	13.51	.496	(a)	(.126)	.370	.490	—	.490	13.39
2016	13.39	.501	(a)	(.405)	.096	.496	.010	.506	12.98
2017	12.98	.476	(a)	(.055)	.421	.502	.029	.531	12.87
2018(c)	12.87	.220	(a)	(.239)	(.019)	.221	—	.221	12.63
Class B
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75
2014	12.75	.383	(a)	.728	1.111	.401	—	.401	13.46
2015	13.46	.385	(a)	(.133)	.252	.402	—	.402	13.31
2016	13.31	.392	(a)	(.400)	(.008)	.402	.010	.412	12.89
2017	12.89	.362	(a)	(.061)	.301	.402	.029	.431	12.76
2018(c)	12.76	.169	(a)	(.247)	(.078)	.172	—	.172	12.51
Advisor Class
2013(b)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77
2014	12.77	.527	(a)	.717	1.244	.504	—	.504	13.51
2015	13.51	.534	(a)	(.127)	.407	.517	—	.517	13.40
2016	13.40	.541	(a)	(.413)	.128	.528	.010	.538	12.99
2017	12.99	.512	(a)	(.052)	.460	.531	.029	.560	12.89
2018(c)	12.89	.237	(a)	(.239)	(.002)	.238	—	.238	12.65
Institutional Class
2013(b)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79
2014	12.79	.496	(a)	.718	1.214	.504	—	.504	13.50
2015	13.50	.523	(a)	(.136)	.387	.517	—	.517	13.37
2016	13.37	.537	(a)	(.409)	.128	.528	.010	.538	12.96
2017	12.96	.513	(a)	(.049)	.464	.525	.029	.554	12.87
2018(c)	12.87	.240	(a)	(.247)	(.007)	.243	—	.243	12.62

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.77)%		$35,056	1.00%		1.00%		3.74%		1.07%		3.67%		41%
9.65		36,354	.99		.99		3.72		1.06		3.65		40
2.79		34,100	.98		.98		3.69		1.06		3.61		58
.67		33,434	.97		.97		3.75		1.07		3.65		58
3.28		37,216	.96		.96		3.66		1.06		3.56		25
(.14	)††	35,727	.97	†	.97	†	3.51	†	1.07	†	3.41	†	30	††

(4.56)		295	1.80		1.80		2.93		1.87		2.86		41
8.79		283	1.82		1.82		2.89		1.89		2.82		40
1.90		261	1.79		1.79		2.88		1.88		2.79		58
(.10)		169	1.78		1.78		2.95		1.88		2.85		58
2.36		101	1.84		1.84		2.81		1.94		2.71		25
(.60	)††	78	1.78	†	1.78	†	2.71	†	1.88	†	2.61	†	30	††

(5.41	)††	1	.85	†	.85	†	3.89	†	.92	†	3.82	†	41
9.86		317	.71		.71		3.93		.78		3.86		40
3.07		592	.69		.69		3.98		.78		3.89		58
.92		939	.66		.66		4.05		.76		3.95		58
3.59		1,281	.68		.68		3.94		.78		3.84		25
(.01	)††	1,246	.72	†	.72	†	3.76	†	.82	†	3.66	†	30	††

(5.26	)††	1	.70	†	.70	†	4.04	†	.77	†	3.97	†	41
9.60		1	.68		.68		4.03		.75		3.96		40
2.93		6	.67		.67		4.00		.75		3.92		58
.92		6	.66		.66		4.06		.76		3.96		58
3.62		6	.67		.67		3.95		.77		3.85		25
(.04	)††	6	.65	†	.65	†	3.83	†	.75	†	3.73	†	30	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
VIRGINIA FUND
Class A
2013	$13.72	$.438		$(1.030)	$(.592)	$.438	—	$.438	$12.69
2014	12.69	.434	(a)	.724	1.158	.438	—	.438	13.41
2015	13.41	.419	(a)	(.142)	.277	.417	—	.417	13.27
2016	13.27	.398	(a)	(.422)	(.024)	.396	—	.396	12.85
2017	12.85	.377	(a)	.115	.492	.382	—	.382	12.96
2018(c)	12.96	.187	(a)	(.271)	(.084)	.186	—	.186	12.69
Class B
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65
2014	12.65	.322	(a)	.714	1.036	.346	—	.346	13.34
2015	13.34	.298	(a)	(.153)	.145	.305	—	.305	13.18
2016	13.18	.238	(a)	(.424)	(.186)	.264	—	.264	12.73
2017	12.73	.277	(a)	.111	.388	.258	—	.258	12.86
2018(c)	12.86	.142	(a)	(.269)	(.127)	.143	—	.143	12.59
Advisor Class
2013(b)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66
2014	12.66	.450	(a)	.702	1.152	.442	—	.442	13.37
2015	13.37	.432	(a)	(.138)	.294	.424	—	.424	13.24
2016	13.24	.405	(a)	(.421)	(.016)	.404	—	.404	12.82
2017	12.82	.390	(a)	.113	.503	.393	—	.393	12.93
2018(c)	12.93	.199	(a)	(.271)	(.072)	.198	—	.198	12.66
Institutional Class
2013(b)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72
2014	12.72	.441	(a)	.721	1.162	.442	—	.442	13.44
2015	13.44	.442	(a)	(.148)	.294	.424	—	.424	13.31
2016	13.31	.436	(a)	(.422)	.014	.404	—	.404	12.92
2017	12.92	.417	(a)	.122	.539	.409	—	.409	13.05
2018(c)	13.05	.208	(a)	(.279)	(.071)	.209	—	.209	12.77

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized
††	Not annualized
(a)	Based on average shares outstanding during the period noted.
(b)	For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c)	For the period January 1, 2018 to June 30, 2018.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.38)%		$39,638	1.00%		1.00%		3.32%		1.06%		3.26%		38%
9.23		40,448	.99		.99		3.29		1.06		3.22		38
2.11		42,491	.97		.97		3.16		1.05		3.08		26
(.24)		45,922	.94		.94		2.99		1.04		2.89		35
3.87		48,130	.94		.94		2.91		1.04		2.81		36
(.65	)††	45,650	.96	†	.96	†	2.96	†	1.06	†	2.86	†	13	††

(5.06)		153	1.77		1.77		2.54		1.83		2.48		38
8.26		108	1.83		1.83		2.45		1.90		2.38		38
1.11		34	1.93		1.93		2.26		2.01		2.18		26
(1.46)		69	2.14		2.14		1.79		2.24		1.69		35
3.07		97	1.70		1.70		2.15		1.80		2.05		36
(.99	)††	95	1.65	†	1.65	†	2.26	†	1.75	†	2.16	†	13	††

(6.03	)††	1	.85	†	.85	†	3.47	†	.91	†	3.41	†	38
9.21		105	.80		.80		3.40		.87		3.33		38
2.24		89	.87		.87		3.26		.96		3.17		26
(.18)		174	.86		.86		3.05		.96		2.95		35
3.97		164	.84		.84		3.02		.94		2.92		36
(.55	)††	248	.75	†	.75	†	3.15	†	.85	†	3.05	†	13	††

(5.59	)††	1	.70	†	.70	†	3.62	†	.76	†	3.56	†	38
9.23		1	.67		.67		3.61		.74		3.54		38
2.24		6	.65		.65		3.48		.73		3.40		26
.05		6	.67		.67		3.26		.77		3.16		35
4.22		6	.65		.65		3.20		.75		3.10		36
(.54	)††	6	.63	†	.63	†	3.28	†	.73	†	3.18	†	13	††

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Directors of
First Investors Tax Exempt Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the Single State Tax Exempt Funds comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey New York, North Carolina, Ohio, Oregon, Pennsylvania, and Virginia Funds (the “Funds”), each a series of the First Investors Tax Exempt Funds (the “Trust”), including the portfolio of investments, as of June 30, 2018, the related statement of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, the results of their operations , the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 28, 2018

Board Considerations of Advisory Contracts and Fees
(uaudited)

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

Consideration of the Sub-Advisory Agreement with Green Square Capital Advisors with respect to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund

At the November 16, 2017 meeting (the “November Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the First Investors Tax Exempt Funds (the “Trust”), the Board, including a majority of Board members who are not interested persons of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed and approved, for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund (each, a “Fund” and collectively, the “Funds”), the sub-advisory agreement (the “Sub-Advisory Agreement”) with Green Square Capital Advisors (the Sub-Adviser”).

The Trustees were provided with preliminary materials relating to the proposed appointment of the Sub-Adviser by Foresters Investment Management Company, Inc. (“FIMCO”), the Funds’ investment adviser, and by the Sub-Adviser initially in connection with a Board meeting held on August 17, 2017 (the “August Meeting”) and then more detailed materials by FIMCO and the Sub-Adviser in advance of and at the November Meeting. The Trustees also met in person with senior officers of FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Sub-Advisory Agreement. In addition, the Trustees met in person with representatives of the Sub-Adviser at the August Meeting. The material factors and conclusions that formed the basis for the approval of the Sub-Advisory Agreement are discussed below.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, the Sub-Adviser’s past performance and the Sub-Adviser’s personnel that would be providing services to the Funds. In evaluating the Sub-Advisory Agreement, the Trustees also reviewed information provided by FIMCO and the Sub-Adviser, including the terms of the Sub-Advisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fee, the method of computing fees, and the frequency of payment of fees. In addition, the Trustees reviewed, among other things, information regarding the Sub-Adviser’s investment program for implementing a high yield municipal bond strategy for a portion of each Fund’s assets, compliance program, insurance coverage, brokerage practices and financial condition, including representations from FIMCO that it was comfortable with the financial condition of the Sub-Adviser.

After discussion and consideration among themselves, and with FIMCO and the Sub-Adviser, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the day before the November Meeting, the Trustees concluded as follows with respect to the Sub-Advisory Agreement:

●	The nature and extent of the investment sub-advisory services to be provided to the Funds by the Sub-Adviser was consistent with the terms of the Sub-Advisory Agreement;

Board Considerations of Advisory Contracts and Fees
(continued) (uaudited)

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

●	The prospects for satisfactory investment performance of the Funds’ high yield municipal bond strategy were reasonable;

●	FIMCO and not the Funds would pay the subadvisory fees of the Sub-Adviser and therefore, there would be no change to the overall advisory fees charged to the Funds by FIMCO;

●

FIMCO had agreed to a flat fee schedule with the Sub-Adviser rather than a fee schedule with breakpoints and that the Sub-Adviser indicated that it does not anticipate that its subadvisory fees would be impacted by any economies of scale;

●

The cost of services to be provided by the Sub-Adviser to the Funds and the profits realized by the Sub-Adviser from its relationship with the Funds would be assessed when the Trustees first consider the renewal of the Sub-Advisory Agreement; and

●	The Sub-Adviser does not utilize any soft dollar arrangements or receive other “fall out” or ancillary benefits from its services to the Funds.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders and unanimously approved such Agreement.

Board Considerations of Advisory Contracts and Fees
(uaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has six regularly scheduled meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement. In particular, the Board and its standing committees also consider at each meeting certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement, including investment performance, reports with respect to brokerage and portfolio transactions, portfolio turnover rates, risk management (including as it relates to cybersecurity risk), compliance monitoring, and the services and support provided to each fund and its shareholders.

On April 18-19, 2018 (the “April Meeting”), the Independent Trustees met in person with senior management from Foresters Investment Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel on April 18, 2018, immediately prior to and during the April Meeting, to consider the continuation of the advisory agreement outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 17, 2018 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund.

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by

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FIRST INVESTORS TAX EXEMPT FUNDS

FIMCO’s Director of Fixed Income as well as each Fund’s primary portfolio manager and various reports on compliance and other services provided by FIMCO and its affiliates.

In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Broadridge (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return.

Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Foresters Investor Services, Inc. (“FIS”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information regarding the compensation of FIMCO’s advisory personnel; FIMCO’s investment management process; FIMCO’s compliance program; the time and attention of FIMCO’s personnel devoted to the management of the Funds; FIMCO’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, which included enhanced sales and marketing efforts (including selling Fund shares through independent channels); continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds; and improving the efficiency of back-office operations and services (including the launch of a system for processing new business relationships electronically). In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and different Trustees may have given different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders, which are primarily shareholders in the broad middle market.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including the manner in which portfolio managers provided significant incentive compensation for good Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that FIS is dedicated to providing transfer agency services exclusively to the

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FIRST INVESTORS TAX EXEMPT FUNDS

Funds and the other funds in the First Investors fund complex. As a result, FIS can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through Foresters Financial Services, Inc. (“FFS”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO were appropriate and consistent with the terms of the Advisory Agreement and supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Broadridge. In particular, the Board reviewed the total return of each Fund over the most recent calendar year (“1-year period”) and the annualized total return over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2018. The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the total return and yield information, the Board considered the total return and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage. The Board also considered a special performance report prepared by FIMCO analyzing the performance of the Tax Exempt Income Fund, California Tax Exempt Fund, Minnesota Tax Exempt Fund and New York Tax Exempt Fund.

On a Fund-by-Fund basis, the total return performance reports indicated, and the Board noted, that each Fund except for the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, Minnesota Tax Exempt Fund and New York Tax Exempt Fund fell within one of the top three quintiles for at least one of the total return performance periods provided by Broadridge. In particular, the Board noted that: (i) the Tax Exempt Income Fund, California Tax Exempt Fund, Minnesota Tax Exempt Fund and New York Tax Exempt Fund fell within the fifth quintile for the 1-year period and 3-year period and fourth quintile for the 5-year period; (ii) the Tax Exempt Opportunities Fund fell within the fifth quintile for the 1-year period and fourth quintile for the 3-year period and 5-year period; (iii) the Connecticut Tax Exempt Fund and North Carolina Tax Exempt Fund fell within the fourth quintile for the 1-year period and third quintile for the 3-year period and 5-year period; (iv) the Massachusetts Tax Exempt Fund, Ohio Tax Exempt Fund and Pennsylvania Exempt Fund fell within the fifth quintile for the 1-year period, fourth quintile for the 3-year period and third quintile for the 5-year period; (v) the Michigan Tax Exempt Fund fell within the fifth quintile for the 1-year period and third quintile for the 3-year period and 5-year period; (vi) the New Jersey Tax Exempt Fund fell within the fourth quintile for the 1-year period and 3-year period and third quintile for the 5-year period; (vii) the Oregon Tax Exempt Fund fell within the third quintile for the 1-year period, fourth quintile for the 3-year period and second quintile for the 5-year period; and (viii) the Virginia Tax Exempt Fund fell within the third quintile for the 1-year period and 3-year period and second quintile for the 5-year period. The Board also considered that FIMCO had recommended, and the Board had approved at the April Meeting, the reorganization of the Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund into the Tax Exempt Opportunities Fund, which would be effective during the fourth quarter of 2018.

The Board also reviewed the yields of the Funds and noted that the yield for: (i) the Tax Exempt Income Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund fell within one of the top three quintiles for each of the past five calendar years; (ii) the Tax Exempt Opportunities Fund, California Tax Exempt Fund and Michigan Tax Exempt Fund fell within one of the top three quintiles for three of the past five calendar years; and (iii) the Oregon Tax Exempt Fund fell outside of the top three quintiles for the past five calendar years. The Board also considered management’s explanation that yield is a significant consideration for many investors in tax exempt funds. Moreover, the Board considered the volatility versus total return data provided by Broadridge as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Broadridge comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. With regard to many of the Funds, the Board noted that there were only a limited number of funds in each Fund’s Broadridge Peer Group, thereby making comparisons of limited value. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to extend, on a voluntary basis, the existing management fee caps for the Connecticut Tax Exempt Fund, Massachusetts

Board Considerations of Advisory Contracts and Fees
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FIRST INVESTORS TAX EXEMPT FUNDS

Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund until May 31, 2019. The Board also considered that FIMCO informed the Board that it intends to extend the contractual management fee cap for the Tax Exempt Income Fund until June 1, 2019. The Board also considered that FIMCO had recommended, and the Board had previously approved, a decrease in the contractual management fee for the Tax Exempt Opportunities Fund (effective January 31, 2018) and the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund (effective May 1, 2018). In particular, the Board noted that the contractual and actual management fees for each Fund were outside of the top three quintiles of their respective Peer Groups (other than the Connecticut, Michigan, Ohio and Oregon Tax Exempt Funds, each of which did not have enough peers in its Peer Group for Broadridge to determine quintiles for one or both of contractual and actual management fees but each of which was at or above the median for contractual and actual management fees for its Peer Group other than the Connecticut Tax Exempt Fund for the which the actual management fee was slightly below the median for its Peer Group).

The Board also reviewed the information compiled by Broadridge comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis to the extent provided by Broadridge. In particular, the Board noted that the total expense ratio for each Fund (other than the Michigan and Oregon Tax Exempt Funds, each of which did not have enough peers in its Peer Group for Broadridge to determine quintiles, but each of which was above the median total expense ratio for its Peer Group) was in the fifth quintile of their respective Peer Groups and the ratio of the sum of actual management and non-management fees for each Fund (other than the Michigan and Oregon Tax Exempt Funds, each of which did not have enough peers in its Peer Group for Broadridge to determine quintiles, but each of which was above the median ratio of the sum of actual management and non-management fees for its Peer Group) was in either the fourth or fifth quintile of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) the average account size of many of the First Investors funds is small by comparison to the industry average account size and that funds with small average account sizes generally have higher expense ratios than funds with larger average account sizes; (ii) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (iii) Broadridge expense comparisons do not take into account the size of a fund complex, and as a result, in most cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Broadridge’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Broadridge’s methodology, the Board believed that the data provided by Broadridge was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2017, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than the average of such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. Based on the information provided, the Board also noted that FIMCO operates the Michigan, Minnesota and Ohio Tax Exempt Funds at a loss. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the fact that FIMCO may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the profits earned or losses incurred by FIS and the income received by FFS as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement.

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

E. Blake Moore Jr.*
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty**
Secretary

Carol Lerner Brown
Assistant Secretary

*	Effective February 22, 2018, Mr. E. Blake Moore Jr. became President of the Funds and Foresters Investment Management Company, Inc.

**	Mary C. Carty served as Secretary from November 19, 2010 through June 29, 2018.

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser

Foresters Investment Management Company, Inc.

40 Wall Street
New York, NY 10005

Subadviser

(Tax Exempt Income Fund and Tax Exempt Opportunities Fund)

Green Square Capital Advisors, LLC

The Crescent Center
6075 Poplar Avenue
Memphis, Tennessee 38119

Underwriter

Foresters Financial Services, Inc.

40 Wall Street
New York, NY 10005

Custodian

The Bank of New York Mellon

240 Greenwich Street
New York, NY 10286

Transfer Agent

Foresters Investor Services, Inc.

Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street
Philadelphia, PA 19103

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

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Foresters Financial 40 Wall Street New York, NY 10005

TESAR

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 28, 2018